                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     / / Pre-Effective Amendment No.__  / / Post-Effective Amendment No.__

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (619) 652-5422
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name And Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101


     Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.01 per share.

     It is proposed that this filing will go effective on January 19, 2005 pursuant to Rule 488.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14                                                                         PROSPECTUS/PROXY
 ITEM NO.                                                                         STATEMENT CAPTION
------------                                                                      -----------------
PART A
------
Item 1.             Beginning of Registration Statement and Outside         Cover Page
                    Front Cover Page of Prospectus

Item 2.             Beginning and Outside Back Cover Page of                Cover Page
                    Prospectus

Item 3.             Synopsis Information and Risk Factors                   Synopsis

Item 4.             Information About the Transaction                       Letter to Shareholders; Questions and Answers;
                                                                            Synopsis; Reasons for the Reorganization;
                                                                            Information about the Reorganization

Item 5.             Information About the Registrant                        Letter to Shareholders; Questions and Answers;
                                                                            Synopsis; Reasons for the Reorganization;
                                                                            Information about the Reorganization;
                                                                            Additional Information about the Acquiring
                                                                            Fund and the Fund

Item 6.             Information About the Fund Being Acquired               Letter to Shareholders; Questions and Answers;
                                                                            Synopsis; Reasons

                                                                            for the Reorganization; Information about the
                                                                            Reorganization; Additional Information about the
                                                                            Acquiring Fund and the Fund

Item 7.             Voting Information                                      Letter to Shareholders; Questions and Answers;
                                                                            Cover Page; Voting Information

Item 8.             Interest of Certain Persons and Experts                 Not Applicable

Item 9.             Additional Information Required for Reoffering          Not Applicable
                    by Persons Deemed to be Underwriters

                                                                                    STATEMENT OF ADDITIONAL
PART B                                                                                INFORMATION CAPTION
------                                                                              -----------------------
Item 10.            Cover Page                                              Cover Page

Item 11.            Table of Contents                                       Not Applicable

Item 12.            Additional Information About Registrant                 Statement of Additional Information of
                                                                            Nicholas-Applegate Institutional Funds
                                                                            date July 30, 2004 (1);
                                                                            Statement of Additional Information of US
                                                                            Systematic Mid Cap Growth and US Systematic
                                                                            SMID Growth Funds dated February____, 2004

Item 13.            Additional Information About the Fund Being             Statement of Additional Information of
                    Acquired                                                Nicholas-Applegate Institutional Funds
                                                                            date July 30, 2004 (1);
                                                                            Statement of Additional Information of US
                                                                            Systematic Mid

                                                                            Cap Growth and US Systematic SMID Growth Funds
                                                                            dated February____, 2004

Item 14.            Financial Statements                                    Annual Reports of US Systematic Mid Cap Growth
                                                                            and US Systematic SMID Growth Funds, each a
                                                                            series of the Registrant, dated March 31, 2004(2);
                                                                            Semi-Annual Reports dated September 30, 2004; Pro Formas

PART C

Item 15.            Indemnification

Item 16.            Exhibits

Item 17.            Undertakings

----------
(1) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, filed July 30, 2004 (File No. 33-71469).

(2) Incorporated herein by reference to the Annual Reports filed by Nicholas-Applegate Institutional Funds, filed May 28, 2004 (File No. 811-07384).

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

             NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND


                                January 21, 2005

Dear Shareholder:

     The enclosed proxy materials describe a proposal that Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the "Target") reorganize and become part of Nicholas-Applegate U.S. Systematic SMID Growth Fund ("SMID Growth Fund"). The Target and SMID Growth Fund (each a "Fund") are each a series of Nicholas-Applegate Institutional Funds, a Delaware statutory trust (the "Trust"). If the proposal is approved and implemented in its entirety, each shareholder of the Target will become a shareholder of SMID Growth Fund.

     You are cordially invited to attend a special meeting of the Target's shareholders ("Meeting") to be held on February 10, 2005, at 10 a.m., Pacific Time, at the Trust's offices, 600 West Broadway, 30th Floor, San Diego, California 92101. At the Meeting, the Target's shareholders will be asked to approve the Plan of Reorganization and Termination (the "Reorganization Plan") involving the Target and SMID Growth Fund.

     THE TRUST'S BOARD OF TRUSTEES ("BOARD") BELIEVES THE PROPOSED REORGANIZATION WILL BE IN THE BEST INTEREST OF SHAREHOLDERS OF THE TARGET. ACCORDINGLY, THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION PLAN. THE REORGANIZATION WILL BE EFFECTED ONLY IF APPROVED BY A MAJORITY OF THE TARGET'S OUTSTANDING SHARES VOTED IN PERSON OR REPRESENTED BY PROXY. YOUR VOTE IS EXTREMELY IMPORTANT. WE HOPE YOU WILL PARTICIPATE BY CASTING YOUR VOTE IN PERSON OR BY PROXY IF YOU ARE UNABLE TO ATTEND THE MEETING.

     We thank you for your attention to this matter. We look forward to seeing you at the Meeting or receiving your proxy card(s) so that your shares may be voted at the Meeting. If you have any questions on voting of proxies or the proposal to be considered at the Meeting, please call us toll-free at
(800) 551-8043.

                                        Very truly yours,

                                        Horacio A. Valeiras, CFA
                                        President

    TRANSFER OF THE ASSETS OF U.S. SYSTEMATIC MID CAP GROWTH FUND TO AND IN
        EXCHANGE FOR CLASS IV SHARES OF U.S. SYSTEMATIC SMID GROWTH FUND

                             QUESTIONS AND ANSWERS

     Nicholas-Applegate Capital Management LLC, the Funds' investment adviser ("Nicholas-Applegate"), and the Board encourage you to read the enclosed Prospectus/Proxy Statement carefully. The following is designed to provide a brief overview of the proposal and answer some questions you may have about this shareholder vote.

WHAT IS THE PURPOSE OF THE SHAREHOLDER VOTE?

     The vote is to determine whether the Target should be reorganized and become part of another fund managed by Nicholas-Applegate, SMID Growth Fund. If the Target's shareholders decide in favor of the proposal, you will become a shareholder of SMID Growth Fund, and the Target will cease to exist.

WHAT IS THE RATIONALE FOR MERGING THE TARGET WITH SMID GROWTH FUND?

     The Target has insufficient assets to remain a viable investment product, and Nicholas-Applegate does not believe it will be able to attract further investment in the Target. Although the Target has, in the past, had more assets, the net assets of the Target as of September 30, 2004 were $11,250,920. As a result, the Target no longer benefits from the operating efficiencies often associated with larger mutual funds. Nicholas-Applegate has indicated that it may not be able to continue to serve as the investment adviser to the Target under these circumstances. By merging the Target into SMID Growth Fund, the Target's shareholders would have the benefit of combining assets with a fund having a similar investment objective and an investment strategy that, while comparable, allows exposure to a broader range of the stock market. Furthermore, the combined Fund would hopefully enjoy greater operating efficiencies because it would carry more net assets than either predecessor Fund alone.

WHAT ARE THE ADVANTAGES OF MERGING THESE FUNDS?

     There are three key potential advantages:

 - Combining the Funds' assets allows the investment adviser to more efficiently manage and diversify the single, larger fund than it can the two smaller funds.

 - A single, larger fund can attract assets from institutional investors that typically avoid holding high percentages of any fund. If the single fund grows larger, shareholders may enjoy lower expense ratios over time. Larger funds tend to enjoy economies of scale that result in lower operating expenses as the fixed costs of operating a fund are shared by more investors and distributed across more assets. These benefits are not available to funds with fewer assets under management.

- There will be no change in the portfolio management team. Both Funds are managed by Stacey Nutt, Ph.D. and Todd Wolter, CFA.

     The potential benefits and possible disadvantages are explained in more detail in the enclosed Prospectus/Proxy Statement.

HOW ARE THESE TWO FUNDS ALIKE?

     Each Fund seeks long-term capital appreciation by investing in stocks from a universe of U.S. companies that includes those with midsize market capitalizations. Additionally, each Fund uses Nicholas-Applegate's Systematic Investment Process to help identify the strongest investment opportunities available in its respective universe. However, the Target and SMID Growth Fund differ somewhat in regard to the size of companies in which they invest. The Target invests primarily in U.S companies with midsize market capitalizations, but may also invest in companies with small size market capitalizations, though it has done so to only a very limited extent. Generally, midsize companies are those with market capitalizations in the range covered by the Russell MidCap Growth Index, which as of October 3, 2004 contained companies with market capitalization between $298 million and $13.19 billion. The SMID Growth Fund invests primarily in U.S. companies with small to midsize market capitalizations. Generally, small to midsize companies are those with market capitalizations in the range corresponding to the middle 90% of the Russell 2500 Growth Index, which as of October 3, 2004 contained companies with market capitalization between $68 million and $6.5 billion.

HOW IS SMID GROWTH FUND MANAGED?

     Nicholas-Applegate emphasizes a team approach to portfolio management. Nicholas-Applegate's Systematic Research and Investment Team, a group of seasoned portfolio managers and analysts, who currently manage the Target and SMID Growth Fund, will continue to manage SMID Growth Fund. Stacey Nutt, Ph.D., Lead Portfolio Manager for the Systematic Research and Investment Team, and Todd Wolter, CFA will be primarily responsible for the day-to-day investment management decisions. Stacey is also a member of Nicholas-Applegate's Executive Committee. Prior to joining the firm in 1999, he was Research Director for Decision Analytics at Vestek Systems, Inc. Previously, Stacey was a member of the faculty of Virginia Tech for three years. He is published in academic and professional finance journals including the JOURNAL OF FINANCE, AUDITING and FINANCIAL MANAGEMENT. He received his Ph.D. and M.B.A. in Accounting with a minor in Finance and Statistics from Georgia Institute of Technology School of Management and earned his B.S. in business administration from Oral Roberts University. He has twelve years of relevant experience.

     Prior to joining the firm in 2000, Todd was a quantitative risk analyst with Credit Suisse Asset Management, specializing in modeling and measuring portfolio risk for bonds and equities. His previous experience includes a research and teaching position with the University of California, Irvine, and experience with Olde Financial Corporation and Prudential Securities. He earned his M.B.A. in Finance from the University of California, Irvine and his B.A. in Economics from the University of Southern California. Todd has nine years of investment industry experience.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A REORGANIZATION?

     Shareholders will receive full and fractional Class IV Shares of SMID Growth Fund equal in value to the shares of the Target that they owned on the effective date of the reorganization.

     The net asset value per share of SMID Growth Fund will not be affected by the transactions. That means the reorganization will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR YOU?

     Unlike a transaction in which you direct Nicholas-Applegate to sell shares of one fund to buy shares of another, an exchange of shares pursuant to the proposed reorganization IS NOT CONSIDERED A TAXABLE EVENT. The Funds themselves also will recognize no gains or losses as a result of the proposed reorganization, except with respect to the Target's assets that are sold in connection therewith. Accordingly, you will not have to report any capital gains due to the reorganization, although the Target's shareholders may receive a distribution of ordinary income and/or capital gains immediately before the reorganization to the extent that the Target has any undistributed income and/or gains.

     You should consult your tax advisor regarding any possible effect the proposed reorganization might have on your tax situation, given your personal circumstances - particularly regarding state and local taxes.

WHO WILL PAY FOR THE REORGANIZATION?

     The expenses of the reorganization, including legal expenses, printing, packaging, and postage, plus the costs of any supplementary solicitation, will be borne by Nicholas-Applegate.

WHAT DOES THE BOARD RECOMMEND?

     The Board believes you should vote in favor of the Reorganization Plan. More importantly, however, the Board recommends that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of the Target shareholder votes will be represented at the Meeting.

WHERE CAN I GET MORE INFORMATION ABOUT SMID GROWTH FUND?

     We hope this Q&A has helped you better understand why we are making this proposal. If you have any questions, we encourage you to call us at
(800) 551-8043.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

             NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON FEBRUARY 10, 2005


To the Shareholders:

     A special meeting of shareholders ("Meeting") of Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the "Fund"), a series of Nicholas-Applegate Institutional Funds (the "Trust"), will be held on February 10, 2005, at 10:00 a.m., Pacific time, at the Trust's offices, 600 West Broadway, San Diego, California 92101, for the following purposes:

     (1) For the shareholders of the Fund to approve a Plan of Reorganization and Termination under which Nicholas-Applegate U.S. Systematic SMID Growth Fund ("SMID Growth Fund"), another series of the Trust, would acquire all the assets of the Fund in exchange solely for Class IV Shares of equal value of SMID Growth Fund and SMID Growth Fund's assumption of the Fund's liabilities, followed by the distribution of those shares to the Fund's shareholders.

     (2) To transact other business that properly comes before the Meeting or any adjournment thereof.

     The reorganization proposal is described in the accompanying
Prospectus/Proxy Statement.

     YOUR BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

     You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of a Fund at the close of business on January 14, 2005. EACH SHAREHOLDER IS REQUESTED TO SIGN, DATE, AND RETURN THE ENCLOSED PROXY CARD(S) WITHOUT DELAY, EVEN IF YOU PLAN TO ATTEND THE MEETING. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE. ANY SHAREHOLDER PRESENT AT THE MEETING MAY VOTE PERSONALLY ON ALL MATTERS BROUGHT BEFORE IT.

                                   By order of the Board of Trustees,


                                   Charles H. Field, Jr., Secretary

January 21, 2005
San Diego, California

                             TRANSFER OF ASSETS OF
             NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND
              (A SERIES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS)
                   TO AND IN EXCHANGE FOR CLASS IV SHARES OF
                          U.S. SYSTEMATIC GROWTH FUND
              (A SERIES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS)

                           PROSPECTUS/PROXY STATEMENT

                                JANUARY 21, 2005

                                ----------------

   SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON THURSDAY, FEBRUARY 10, 2005

     This Prospectus/Proxy Statement is being furnished to shareholders of Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the "Target"), a series of Nicholas-Applegate Institutional Funds (the "Trust"), in connection with the solicitation of proxies by the Trust's Board of Trustees ("Board") for use at a special meeting of the Target's shareholders to be held on February 10, 2005 ("Meeting"), at 10:00 a.m. Pacific time, and at any adjournment of the Meeting.

     As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization. In the reorganization, Nicholas-Applegate U.S. Systematic SMID Growth Fund ("SMID Growth Fund"), another series of the Trust, would acquire all the assets of the Target in exchange solely for Class IV Shares of SMID Growth Fund and SMID Growth Fund's assumption of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving SMID Growth Fund and the Target, sometimes referred to herein individually as a "Fund" and collectively as "Funds," are referred to herein as the "Reorganization"). As a result, each Target shareholder would receive a number of full and fractional SMID Growth Fund Class IV Shares having an aggregate value that on the effective date of the Reorganization is equal to the aggregate value of the shareholder's Target shares. As soon as practicable following the distribution of the Target's shares, the Target will be terminated.

     This Prospectus/Proxy Statement sets forth concisely the information about the Reorganization and the Funds that a shareholder should know before voting on the Reorganization. Additional information is contained in the following:

 - A Statement of Additional Information, dated January 19, 2005, relating to the Reorganization and including historical financial statements ("SAI"), has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference.

 - The Trust's Prospectus and Statement of Additional Information, each dated July 30, 2004 ("Pro/SAI"), its Annual Report to Shareholders for the fiscal year ended March 31, 2004 ("Annual Report"), and its Semi-Annual Report to Shareholders for the period ended September 30, 2004 ("Semi-Annual Report") have been filed with the SEC and are incorporated herein by this reference with respect to the Funds.

     Copies of the documents listed above may be obtained without charge, and further inquiries may be made, by writing to Nicholas-Applegate Institutional Funds, Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA 92101, or by calling toll-free (800) 551-8043. In addition, the SEC maintains a Website (http://www.sec.gov) that contains the Pro/SAI and other material incorporated herein by reference, together with other information regarding the Funds.

     Investors are advised to read and retain this Prospectus/Proxy Statement for future reference.

     The Funds are each a separate series of the Trust, a Delaware statutory trust registered as an open-end management investment company.
Nicholas-Applegate Capital Management LLC, a Delaware limited liability company ("Nicholas-Applegate"), serves as the investment adviser to each Fund. Each Fund's investment objective is to seek maximum long-term capital appreciation.

     This Prospectus/Proxy Statement will first be mailed to shareholders on or about January 21, 2005.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                         ----
SYNOPSIS                                                                                                   1

     The Proposed Reorganizations                                                                          1
     Comparative Fee Table                                                                                 1
     Example of Effect on Fund Expenses                                                                    2
     Comparison of Investment Objectives, Principal Investment Strategies, and Risks                       3
     Performance of the Funds                                                                              4
     Form of Organization                                                                                  6
     Investment Adviser and Investment Advisory Fees                                                       6
     Expense Waivers                                                                                       6
     Operations of SMID Growth Fund Following the Reorganization                                           6
     Dividends and other Distributions                                                                     7
     Federal Income Tax Consequences of the Reorganization                                                 7
     Shares of Beneficial Interest and Voting Rights                                                       8

PRINCIPAL RISK FACTORS                                                                                     8

THE PROPOSED TRANSACTION                                                                                   9

     Reorganization Plan                                                                                   9
     Reasons for the Reorganization                                                                       10
     Description of Securities to Be Issued                                                               10
     Federal Income Tax Considerations                                                                    11
     Capitalization                                                                                       11

VOTING INFORMATION                                                                                        12

ADDITIONAL INFORMATION ABOUT THE FUNDS                                                                    13

INFORMATION CONCERNING ADVISER, DISTRIBUTOR, AND AFFILIATED COMPANIES                                     13

MISCELLANEOUS                                                                                             14

OTHER BUSINESS                                                                                            14

BOARD RECOMMENDATION                                                                                      14

APPENDIX A - Form of Plan of Reorganization and Termination                                              A-1
APPENDIX B - Additional Information Regarding SMID Growth Fund                                           B-1
APPENDIX C - Management Discussion and Analysis of the Funds                                             C-1
APPENDIX D - Principal Shareholders                                                                      D-1

                                    SYNOPSIS

     The following is a summary of certain information contained elsewhere (1) in this Prospectus/Proxy Statement, (2) in the SAI, the Pro/SAI with respect to each Fund, and the Annual Report and Semi-Annual Report with respect to each Fund (each of which is incorporated herein by reference and thus is legally part of this Prospectus/Proxy Statement), and (3) in the Plan of Reorganization and Termination (the form of which is attached as Appendix A to this Prospectus/Proxy Statement) ("Reorganization Plan"). As discussed more fully below, the Board believes that the Reorganization will benefit shareholders of the Target. The Funds have the same investment objective and have similar investment policies and strategies, although the Target invests in a portfolio of stocks that, on balance, have higher market capitalizations than does SMID Growth Fund.

THE PROPOSED REORGANIZATIONS

     The Board considered and adopted the Reorganization Plan at a meeting held on November 11, 2004. The Reorganization Plan provides for SMID Growth Fund's acquisition of all the assets of the Target in exchange solely for Class IV Shares of beneficial interest in SMID Growth Fund and SMID Growth Fund's assumption of all the liabilities of the Target, all as of the close of business on February 11, 2005, or a later date when the Reorganization Plan is approved and all contingencies have been met ("Effective Time"). Under the terms of the Reorganization Plan, the Target then would distribute those SMID Growth Fund shares to its shareholders of record determined as of the Effective Time ("Shareholders"), so that each Shareholder would receive a number of full and fractional SMID Growth Fund Class IV Shares that is equal in value to the Shareholder's Target shares as of the Effective Time. The Target would be terminated as soon as practicable thereafter.

     For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including the trustees who are not "interested persons" (as that term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust ("Independent Trustees"), has determined that the Reorganization is in the best interest of the Funds, that the terms of the Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the Reorganization Plan.

COMPARATIVE FEE TABLE

     The fees and expenses set forth below are based on net assets and accruals of the Target and SMID Growth Fund's Class IV shares as of September 30, 2004. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and Fund accruals of the Target and SMID Growth Fund as of September 30, 2004, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices. Like all mutual funds, the Funds incur certain expenses in their operations, and as a shareholder you pay these expenses indirectly. The tables below compare annual operating expenses for the Target's shares and SMID Growth Fund's Class IV Shares for the fiscal year ended March 31, 2004, and PRO FORMA expenses, based on those annual operating expenses for SMID Growth Fund's Class IV Shares assuming the Reorganization Plan is approved and effected. (SMID Growth Fund also offers other share classes, which are not involved in the proposed Reorganization.)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                               PRO FORMA AFTER
                                                                                REORGANIZATION
                                        SMID GROWTH                            SMID GROWTH FUND
                                      FUND (CLASS IV)       TARGET (CLASS I)      (CLASS IV)
                                      ---------------       ----------------   ----------------
Management Fees                               0.70%                  0.60%             0.70%

Distribution (12b-1) Fees                     None                   None              None

Shareholder Service Fee                       None                   0.08%             None

Other Expenses                                0.97%(2)(3)            0.88%(2)          0.81%(2)

Total Annual Fund Operating Expenses          1.67%                  1.56%             1.51%


Waiver of Fund Expenses (1)                  (0.54%)                (0.33%)           (0.38%)

Net expenses                                  1.13%                  1.23%             1.13%

     (1) Nicholas-Applegate has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, and extraordinary expenses, do not exceed the percentages set forth in "Expense Waivers" below for the Target's shares and SMID Growth Fund's shares through March 31, 2005. The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

     (2) Each of the Funds has arrangements with its brokers, custodians and third party service providers whereby commissions paid by the Fund, interest earned on cash maintained with its custodian and income from securities lending arrangements are used to reduce Fund expenses and offset fees. "Other Expenses" do not take into account these expected expense reductions, and are therefore higher than the actual expenses of each Fund. If these estimated expense reductions were taken into account, the "Total Annual Fund Operating Expenses" for each Fund, and the estimated "Total Annual Fund Operating Expenses" for the combined Fund would be as follows:

                                                                               COMBINED FUND
                                        SMID GROWTH                              (CLASS IV)
                                      FUND (CLASS IV)       TARGET (CLASS I)     (PRO FORMA)
                                      ---------------       ----------------   --------------
Total Annual Operating Expenses               1.45%                  1.28%             1.25%

Net Expenses                                  0.91%                  0.95%              .87%

     (3) SMID Growth Fund commenced its operations on February 27, 2004. Other Expenses of the SMID Growth Fund are based on estimated amounts for the current fiscal year.

EXAMPLE OF EFFECT ON FUND EXPENSES

     The following Example is intended to help you compare the cost of investing in the Target's shares with the cost of investing in SMID Growth Fund Class IV Shares assuming the Reorganization Plan has been approved and effected.

     The Example assumes that you invest $10,000 in shares of the specified Fund (Class IV in the case of SMID Growth Fund) for the time periods indicated and then redeem all those shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
                                    --------       -----------      ----------       ---------
SMID Growth Fund (Class IV)         $    119       $       496      $      912       $   2,149

Target (Class I)                    $    129       $       482      $      870       $   2,026

Combined Fund (Class IV)            $    119       $       460      $      836       $   1,954

* The effect on fund expenses of SMID Growth Fund is based on the estimated expenses for SMID Growth Fund's first year of operations. SMID Growth Fund commenced investment operations on March 27, 2004.

** Had the offset credits described above been applied to the above example, your cost for the 1, 3, 5 and 10 year periods would be:

                                    ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
                                    --------       -----------      ----------       ---------
SMID GROWTH FUND (CLASS IV)         $     96       $       423      $      785       $  1,858

TARGET (CLASS I)                    $    100       $       389      $      708       $  1,656

COMBINED FUND (CLASS IV)            $     91       $       374      $      685       $  1,611

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS

     Each Fund's investment objective is long-term capital appreciation. SMID Growth Fund invests primarily in stocks from a universe of U.S. companies with small to midsize ("SMID") market capitalizations. The Target invests primarily in stocks from a universe of U.S. companies with midsize market capitalizations, but also may invest in companies with small size market capitalizations.

     The Funds have similar investment strategies. Each Fund is managed by the Nicholas-Applegate Systematic Research and Investment Team ("Systematic Team"). The Systematic Team focuses on identifying the strongest investment opportunities in the U.S. small to mid cap equity universe by screening investment possibilities with a quantitative model that assigns numeric scores to various characteristics of those opportunities. After screening the universe of investment opportunities, the Systematic Team then engages in a fundamental analysis of promising investment candidates to verify that the advantageous characteristics revealed by the model are indeed present in those candidates and not statistical anomalies.

     The process begins with the Systematic Team's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earning trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Systematic Team, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

     When determining whether positive change is sustainable over the long term, the Systematic Team analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the team has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Systematic Team considers whether to sell a particular security when any of these factors materially changes.

     Each Fund invests in U.S. securities of issuers that are expected to provide the best opportunities to achieve the Fund's investment objective. The Funds differ somewhat in regard to the size of the companies in which they primarily invest. The Target invests primarily in U.S companies with midsize market capitalizations. Generally, midsize companies are those with market capitalizations in the range covered by the Russell MidCap Growth Index, which typically contains companies with market capitalization between $298 million and $13.19 billion. The SMID Growth Fund primarily invests in U.S. companies with small to midsize market capitalizations. Generally, small to midsize companies are those with market capitalizations in the range covered by the middle 90% of the Russell 2500 Growth Index, which typically contains companies with market capitalization between $68 million and $6.5 billion. Each Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of total assets. Each Fund also expects a high portfolio turnover rate.

     Each Fund is subject to the risks of stock market volatility, securities lending, and active portfolio trading. Each fund also invests in smaller issuers. Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product of service base, and limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. The universe of companies that the SMID Growth Fund may invest in contains more small-capitalization companies than the universe of companies that the Target may invest in.

     In response to adverse market, economic, political, or other conditions, each Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and short-term, higher quality debt securities. Each Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. Such a defensive posture of a Fund may result in its failing to achieve its investment objective.

PERFORMANCE OF THE FUNDS

     The following tables show how each Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

     The table below shows the percentage gain or loss for the Target's shares in each calendar year since its inception. The table provides some indication of the risks of investing in the Target by showing how its return has varied from year-to-year. The SMID Growth Fund commenced its operations on February 27, 2004, and has less than a year's performance. For the period from February 27,
2004 to December 31, 2004, the SMID Growth Fund returned a     % gain compared
with a     % loss in the Russell 2500 Growth Index. The information gives some indication of the risk of an investment in a Fund compared to a respective index.

                                 TARGET FUND
             1994                   -10.52

             1995                    38.57

             1996                    16.46

             1997                    16.66

             1998                    14.65

             1999                    99.11

             2000                   -13.76

             2001                   -43.28

             2002                   -31.22

             2003                    25.75

             2004                      ---

         Best Quarter               Q4 '99
                                    +63.45%

         Worst Quarter              Q3 '01
                                    -34.65%

       AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/04 (%)

                                                                                  SINCE INCEPTION
       TARGET FUND                             1 YEAR       5 YEAR      10 YEAR     (9/30/85)*
       Before Taxes

       After Taxes on Distributions

       After Taxes on Distributions
       and Sale of Fund Shares

       Russell MidCap Growth Index**

       (reflects no deduction for
       expenses or taxes)

* Performance results reflect the total returns of a predecessor unregistered account managed by Nicholas-Applegate prior to the effective date of the Fund's registration date on 4/19/93. Returns are restated to reflect all fees and expenses applicable to the Fund. If the predecessor unregistered account had been registered as an investment company under federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

Performance is shown only for Class I Shares. The Fund's Class II-IV Shares have less than a year's performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who are tax exempt or who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

** Index inception date: January 1, 1986.

FORM OF ORGANIZATION

     The Trust is an open-end management investment company currently offering several separate series, including the Funds. It was organized in December 1992 as a statutory trust under the laws of Delaware. On July 24, 1998, the funds in Nicholas-Applegate Mutual Funds, another Delaware statutory trust managed by Nicholas-Applegate, changed from a "master-feeder" investment structure (under which those funds invested all their assets in portfolios of the Trust, which then were classified for federal tax purposes as partnerships) to a multi-class structure, whereupon they withdrew their assets from those portfolios and the Trust became inactive. In May 1999 the Trust was reactivated, with its portfolios reorganized as regulated investment companies under Subchapter M of the Code ("RICs"), and substantially all the institutional assets of the Nicholas-Applegate Mutual Funds were transferred to those RICs in tax-free exchanges for Class I Shares thereof, each of which is treated for accounting purposes as a continuation of the Trust's former portfolios.

INVESTMENT ADVISER AND INVESTMENT ADVISORY FEES

     Nicholas-Applegate is each Fund's investment adviser. In this capacity, Nicholas-Applegate supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.

     Nicholas-Applegate is currently paid the following: (1) by SMID Growth Fund, a monthly management fee computed at the annual rate of 0.70% of its average daily net assets; and (2) by the Target, a monthly management fee computed at the annual rate of .60% of its average daily net assets. The moderately higher management fee for SMID Growth Fund is a result of the difficulty inherent in selecting the securities of companies with small to mid size market capitalizations, compared to companies with mid size market capitalizations.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory contract of each Fund will be available in the Fund's annual report to shareholders for the fiscal year ended March 31, 2004.

EXPENSE WAIVERS

     Nicholas-Applegate has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) do not exceed the percentages, as set forth below, for the Target's shares and SMID Growth Fund's Class IV Shares through March 31, 2005.

     Target                                                1.23%

     U.S. Systematic SMID Growth Class IV Shares           1.13%

     The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that Nicholas-Applegate must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

OPERATIONS OF SMID GROWTH FUND FOLLOWING THE REORGANIZATION

     As indicated above, the Funds' investment objectives and policies are similar, although they each concentrate in companies of different, but overlapping capitalization ranges. Based on its review of each Fund's investment portfolio, Nicholas-Applegate believes that most of the assets the Target holds will be consistent with SMID Growth Fund's investment policies and thus can be transferred to and held by SMID Growth Fund if the Reorganization Plan is approved. If, however, the Target has any assets that SMID Growth Fund may not hold, those assets will be sold prior to the Reorganization. The proceeds of those sales will be held in temporary investments or reinvested in assets that SMID Growth Fund may hold. The possible need for the Target to dispose of assets prior to the Reorganization could result in its selling securities at a disadvantageous time and could result in its realizing losses that would not otherwise have been realized. Alternatively, these sales could result in the Target realizing gains that would not otherwise have been realized.

     PURCHASES. The minimum initial investment for opening an account with Class IV Shares is $100,000,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Trust, the Distributor, Nicholas-Applegate and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or at the Distributor's discretion. Nicholas-Applegate may take into account the aggregate assets that the shareholder has under management with Nicholas-Applegate. SMID Growth Fund may only accept orders for shares in states where it is legally able to offer shares. Effective January 14, 2005, the Target ceased accepting investment subscriptions. SMID Growth Fund's shares may be purchased by wire transfer, telephone exchange, or check by mail. They are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. SMID Growth Fund's NAV per share is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange but may also be computed at other times. The Funds may also use fair value pricing as determined in good faith by or under policies established by the Board. By approving the Pricing Policy and Procedures, the Board has authorized Nicholas-Applegate to implement its Pricing Policy and Procedures ("Procedures"), subject to the Board's oversight. In fulfilling its duty to the Board, Nicholas-Applegate relies on approved pricing vendors to furnish market quotations, and, in the absence of readily available market quotations, it will fair value securities in good faith based upon criteria set forth in the Procedures. Accordingly, Nicholas-Applegate will not rely only on pricing vendors to compute value; it will monitor for significant events the effect of which suggest that the market quotation of a security does not represent an amount the Fund's would reasonably expect to receive upon a current sale. If Nicholas-Applegate identifies a significant event, its Pricing Committee will promptly convene to determine whether the market quotation for a security or group of securities as obtained from the regular approved pricing source is (are) reliable (I.E., represents a price that the Funds might reasonably expect to receive on a current sale) and, if the market quotation(s) is (are) not deemed to be reliable, instead fair value such security (ies) in good faith. For a more complete discussion of SMID Growth Fund's share purchase policies, see "Purchases and Redemptions" in Appendix B.

     REDEMPTIONS. Procedures to redeem shares in each Fund are identical. Each Fund's shares may be redeemed by wire transfer, telephone exchange, or check by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Trust's office. If shares were purchased with a check that has not yet cleared, payment will be delayed until after the check has cleared, which can take up to 15 calendar days. The maximum amount that may be redeemed by telephone, regardless of account size, is $50,000. Redemptions by a corporation, trust, or fiduciary may have special requirements. Each Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. For a more complete discussion of SMID Growth Fund's share redemption policies, see "Purchases and Redemptions" in Appendix B. Redemptions of the Target's shares may be effected through the Effective Time.

     EXCHANGES. Each Fund's shares may be exchanged for shares of the same class of another Nicholas-Applegate mutual fund on the basis of their respective NAVs at the time of the exchange only if an investor is eligible to purchase shares of such class. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another fund. The Funds do not permit market timing or other excessive trading practices that may disrupt portfolio management strategies and increase expenses. For a more complete discussion of SMID Growth Fund's exchange policies, see "Exchanges" in Appendix B.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund earns investment income in the form of dividends and interest on investments. Dividends each Fund pays are based solely on its net investment income. Each Fund's policy is to annually distribute most or all of its net earnings in the form of dividends to its shareholders, at the discretion of the Board. Dividends are automatically reinvested in additional shares of the distributing Fund at the NAV per share on the payable date unless otherwise requested.

     Each Fund also realizes capital gains and losses when it sells securities for more or less than it paid. If a Fund's total gains on these sales exceed total losses thereon (including losses carried forward from previous years), the Fund has net capital gains. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in November or December. Capital gain distributions are automatically reinvested in additional shares of the distributing Fund on the payable date unless otherwise requested.

     At or before the Effective Time, the Target will declare as a distribution substantially all of its previously undistributed net investment income and net realized capital gains, if any, and will distribute that amount to continue to maintain its federal tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free "reorganization" as defined in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither of the Funds nor their shareholders will recognize any gain or loss as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent the Target sells securities prior to the Effective Time, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution the Target must make to its shareholders before the Effective Time.

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS

     Target shareholders will have the same voting rights regarding matters that involve the Trust after the Reorganization as they had prior to the Reorganization.

     On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of any investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

                             PRINCIPAL RISK FACTORS

     Because the Funds have the same investment objective and substantially similar investment policies, an investment in SMID Growth Fund is subject to many of the same specific risks as an investment in the Target, as well as the general risks arising from investing in any mutual fund. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

     The principal specific risks associated with investing in the Funds include the following:

     MARKET RISK. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, domestic and worldwide political events, and market liquidity. Stock prices are unpredictable, may fall suddenly, and may continue to fall for extended periods.

     SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis, and a Fund may, therefore lose the opportunity to sell the securities at a desirable price.

     ACTIVE PORTFOLIO TRADING. A high portfolio turnover rate has the potential generate short term losses and short-term gains, which are taxed at a higher rate than longer-term gains for shareholders whose performance is taxed as ordinary income. Active portfolio trading may have an adverse effect on a Fund's after tax performance.

     SMALLER ISSUERS RISK. Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, and limited access to capital and may be more likely to fail than larger, more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

     LACK OF OPERATING HISTORY. Unlike the Target, SMID Growth Fund has less than a 3 year operating history upon which prospective shareholders can evaluate their likely performance.

                            THE PROPOSED TRANSACTION

REORGANIZATION PLAN

     The terms and conditions under which the proposed Reorganization will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Reorganization Plan provides for (a) SMID Growth Fund's acquisition as of the Effective Time of all the assets of the Target in exchange solely for SMID Growth Fund Class IV Shares and SMID Growth Fund's assumption of all liabilities of the Target and (b) the distribution of those shares to Shareholders.

     The Target's assets to be acquired by SMID Growth Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the Target's books, and other property the Target owns at the Effective Time. SMID Growth Fund will assume from the Target all its liabilities, debts, obligations, and duties of whatever kind or nature; provided, however, that the Target will use its best efforts to discharge all its known liabilities before the Effective Time.

     The value of the Target's assets to be acquired by SMID Growth Fund and the NAV per share of SMID Growth Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the date of the Effective Time, using the valuation procedures described in the Pro/SAI. The Target's net value will be the value of its assets to be acquired by SMID Growth Fund, less the amount of its liabilities, as of that close.

     At, or as soon as practicable after, the Effective Time, the Target will distribute the SMID Growth Fund shares it receives PRO RATA to the Shareholders, so that each Shareholder will receive a number of full and fractional SMID Growth Fund Class IV Shares equal in aggregate value to the Shareholder's Target shares as of the Effective Time. The shares will be distributed by opening accounts on SMID Growth Fund's books in the names of the Shareholders and by transferring to those accounts the shares previously credited to the Target's account on those books. Fractional SMID Growth Fund shares will be rounded to the third decimal place. The Target will be terminated as soon as practicable after the share distribution.

     Because SMID Growth Fund shares will be issued at their NAV in exchange for the net assets of the Target, the aggregate value of SMID Growth Fund shares issued to Shareholders will equal the aggregate value of their Target shares. The NAV per share of SMID Growth Fund will be unchanged by the transactions. Thus, the Reorganizations will not result in a dilution of any shareholder's interest.

     Any transfer taxes payable on the issuance of SMID Growth Fund shares in a name other than that of the registered Shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of the Target to a public authority will continue to be its responsibility until it is dissolved.

     The entire cost of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by Nicholas-Applegate. In approving the Reorganization, the Board considered the fact that the Target may benefit from the operational efficiencies often associated with larger mutual funds, the alternative to the Reorganization (which is to liquidate the Target) and the consequences of such liquidation to the Target's shareholders. After such consideration, the Board found that the Reorganization is in the best interests of both Funds.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by the Trust on behalf of either Fund. In addition, the Trust may amend the

Reorganization Plan in any manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of the Shareholders.

REASONS FOR THE REORGANIZATION

     The Board, including a majority of the Independent Trustees, has determined that the Reorganization is in the best interests of both Funds that the terms of the Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. In approving the Reorganization, the Board, including a majority of the Independent Trustees, considered a number of factors, including the following:

    (1) the compatibility of the Funds' investment objectives, policies, and restrictions;

    (2) each Fund's relative asset size;

    (3) the investment experience and expertise of the Funds' portfolio managers;

    (4) the effect of the Reorganization on the Funds' expected investment performance;

    (5) the effect of the Reorganization on the Funds' ability to attract new investment;

    (6) the effect of the Reorganization on the Funds' expense ratios; the tax consequences of the Reorganization;

    (7) the tax consequences of the Reorganization;

    (8) the effect of the Reorganization on each Fund's shareholders' rights;

    (9) the potential benefits of the Reorganization to Nicholas-Applegate and other persons; and

   (10) the alternatives to the Reorganization.

     Nicholas-Applegate recommended the Reorganization to the Board at meetings thereof held on November 11, 2004. In recommending the Reorganization, Nicholas-Applegate advised the Board that the investment advisory and administration fee schedule applicable to Class IV Shares of SMID Growth Fund is almost identical to that of the Target, and it is likely that Nicholas-Applegate would not be able to raise meaningful assets necessary to make the Target a viable long-term investment product. Further, Nicholas-Applegate advised the Board that it is more efficient to manage a single, larger diversified fund than two smaller funds; that a larger fund can attract assets from institutional investors that avoid holding high percentages of any fund; and that larger funds may experience lower expenses through economies of scale. The Board considered that the Target has had and will most likely continue to have difficulty maintaining sufficient assets to remain economically viable. The Board also considered that there will be no change in portfolio management personnel and that the Funds have an identical investment objective and similar investment strategies. Nicholas-Applegate also advised the Board that it will not be able to continue to serve as the Target's investment adviser given its current asset size and that any reduction in the Funds' expense ratios as a result of the Reorganization could benefit Nicholas-Applegate by reducing or eliminating any reimbursements or waivers of expenses resulting from its obligation to limit each Fund's expenses.

DESCRIPTION OF SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company. Fund shares entitle their holders to one vote per full share and fractional votes for fractional shares held. The Target currently has only Class I Shares outstanding. SMID Growth Fund has outstanding Class I Shares, but newly issued Class IV Shares are involved in the Reorganization. If the Reorganization Plan is approved, each Shareholder will receive SMID Growth Fund Class IV Shares.

     The Funds do not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing trustees unless fewer than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees will call annual or special meetings of shareholders for action by shareholder vote as required by the 1940 Act or the Trust's Declaration of Trust or at their discretion.

FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of the Target's assets for SMID Growth Fund Class IV Shares and SMID Growth Fund's assumption of the Target's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that--

          (1) SMID Growth Fund's acquisition of the Target's assets in exchange solely for SMID Growth Fund shares and SMID Growth Fund's assumption of the Target's liabilities, followed by the Target's distribution of those shares PRO RATA to the Shareholders constructively, if not actually, in exchange for their Target shares, will qualify as a "reorganization" as defined in section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          (2) The Target will recognize no gain or loss on the transfer of its assets to SMID Growth Fund in exchange solely for SMID Growth Fund shares and SMID Growth Fund's assumption of the Target's liabilities or on the subsequent distribution of those shares to the Target's Shareholders in exchange for their Target shares:

          (3) SMID Growth Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for SMID Growth Fund shares and its assumption of the Target's liabilities;

          (4) SMID Growth Fund's basis in each transferred asset will be the same as the Target's basis therein immediately before the Reorganization, and SMID Growth Fund's holding period for each of those assets will include the Target's holding period therefor;

          (5) A Shareholder will recognize no gain or loss on the exchange of all its Target shares solely for SMID Growth Fund shares pursuant to the Reorganization; and

          (6) A Shareholder's aggregate basis in the SMID Growth Fund shares it receives in the Reorganization will be the same as the aggregate basis in the Target shares it constructively, if not actually, surrenders in exchange for those SMID Growth Fund shares, and its holding period for those SMID Growth Fund shares will include, in each instance, its holding period for those Target shares, provided the shareholder holds them as capital assets at the Effective Time.

     The tax opinion will state that no opinion is expressed as to the effect of the Reorganization on the Funds, or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Target shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows each Fund's capitalization as of September 30, 2004 (unaudited), and on a PRO FORMA combined basis (unaudited) as of September 30, 2004, giving effect to the Reorganizations:

                              SMID GROWTH                                    SMID GROWTH
                                  FUND                TARGET FUND          FUND (PRO FORMA)
                            ----------------          -----------          ----------------
     NET ASSETS             $      4,902,069        $  11,250,920          $     16,152,989

  NET ASSET VALUE
     PER SHARE              $           9.49        $       10.09          $           9.51

 SHARES OUTSTANDING                  516,595            1,114,726                 1,701,799

     The foregoing table should not be relied on to reflect the number of shares to be issued in the Reorganization; the actual number of shares to be issued will depend upon the Funds' respective NAVs per share and number of shares outstanding at the Effective Time.

                               VOTING INFORMATION

     The Trust is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Shareholders of record at the close of business on January 14, 2005 ("Record Date"), are entitled to vote at the Meeting or any adjournment thereof. These proxy materials will first be mailed to shareholders on or about January 21, 2005.

     Each shareholder of the Target is entitled to one vote for each full share and a fractional vote for each fractional share of the Target outstanding on the Trust's books in the name of the shareholder or his or her nominee on the Record Date. If a shareholder specifies how to vote on the proposal, it will be voted accordingly. If a shareholder gives no such direction, the proxy will be voted FOR the proposal described in this Prospectus/Proxy Statement. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Meeting. A shareholder may revoke a proxy at any time prior to use by revoking the proxy with the Secretary of the Trust, by submitting a proxy bearing a later date, or by attending and voting at the Meeting.

     Approval of the Reorganization requires the vote of a "majority of the outstanding shares" of the Target (as defined in the 1940 Act) entitled to vote on the proposal. Under the 1940 Act, the favorable vote of a "majority of the outstanding voting shares" of a Fund means: (a) the holders of 67% or more of the outstanding voting securities present at the Meeting, if the holders of 50% or more of the outstanding voting securities of the Fund are present or represented by proxy; or (b) the vote of the holders of more than 50% of the outstanding voting securities, whichever is less. If the Target shareholders do not approve the Reorganization, the Board will determine what action, if any, is in the best interest of the shareholders.

     The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest in the Target entitled to vote at the Meeting will constitute a quorum for the Target. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present and have the effect of a "No" vote at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposal set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting or any adjournment thereof. Any adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named on the proxy card will vote in favor of adjournment those favorable shares that they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal or for any other reason they determine is appropriate. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting, notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum. In addition to solicitations by mail, proxies may be solicited by officers and employees of Nicholas-Applegate, by personal interview, by telephone, or by facsimile. The Investment Adviser will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling, and mailing the Notice of Meeting, this Prospectus/Proxy Statement, and the form of proxy.

OUTSTANDING SHARES

     As of the Record Date, the Target had < > shares of beneficial interest outstanding. On December 31, 2004, the following shareholders owned of record more than 5% of the outstanding shares of the Target:

U.S. SYSTEMATIC MID CAP GROWTH FUND CLASS I SHARES

             SHAREHOLDER NAME                   SHARES OWNED      PERCENTAGE OF FUND
             ----------------                   ------------      ------------------
             < Holder >                              <  >                <  >%
             < Address >
             < Holder >                              <  >                <  >%
             <  Address >

     Except as otherwise indicated, the Trust's officers and Trustees as a group owned less than one percent of the outstanding shares of the Target on the Record Date.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Information about SMID Growth Fund is included in Appendices B and C, which include management's discussion and analysis for the period ended September 30, 2004. Information about each Fund is contained in the Pro/SAI, the Annual Report, and the Semi-Annual Report, which are incorporated by reference herein. Copies of the Pro/SAI, the Annual Report and Semi-Annual Report, which have been filed with the SEC, may be obtained upon request and without charge by contacting the Distributor by calling toll-free (800) 551-8043 or by writing to Nicholas-Applegate Institutional Funds, Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA 92101.

     This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto that the Trust has filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.

     Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance with those requirements files reports, proxy material, and other information with the SEC. These reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the SEC's Midwest Regional office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604, and the SEC's Northeast Regional Office, 233 Broadway, New York, New York 10279. Copies of such reports, materials, and other information can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459, at prescribed rates.

                  INFORMATION CONCERNING ADVISER, DISTRIBUTOR,
                            AND AFFILIATED COMPANIES

     The Trust's investment adviser is Nicholas-Applegate, a limited liability company organized under the laws of Delaware, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

     Nicholas-Applegate was organized in August 1984 to manage discretionary accounts primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprise one of the world's largest insurance groups

("Allianz Group"). Allianz Group currently has assets under management of approximately $1.3 trillion. Allianz AG's address is: Koeniginstrasses 28, D-80802, Munich, Germany.

     Nicholas-Applegate Securities LLC ("Distributor"), 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a limited liability company organized under the laws of Delaware to distribute shares of registered investment companies. Its managing member is Nicholas-Applegate Holdings, LLC, the managing member of Nicholas-Applegate.

                                  MISCELLANEOUS

                                  LEGAL MATTERS

     Certain legal matters in connection with the issuance of SMID Growth Fund shares as part of the Reorganization will be passed on by the Trust's counsel, Kirkpatrick & Lockhart LLP, 4 Embarcadero Center, 10th Floor, San Francisco, CA 94111.

                                     EXPERTS

     Each Fund's audited financial statements, incorporated herein by this reference, have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report thereon is included in the Annual Report. Those financial statements have been incorporated herein by reference in reliance on PricewaterhouseCoopers LLP's report given on their authority as experts in auditing and accounting matters.

                                 OTHER BUSINESS

     The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                              BOARD RECOMMENDATION

     REQUIRED VOTE. Approval of the Reorganization Plan requires the affirmative vote of a majority of the Target's outstanding voting securities.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" THE REORGANIZATION PLAN.

                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION

     THIS PLAN OF REORGANIZATION AND TERMINATION ("PLAN") is adopted by Nicholas-Applegate Institutional Funds, a Delaware statutory trust ("TRUST"), on behalf of Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund ("TARGET") and Nicholas-Applegate U.S. Systematic SMID Growth Fund ("ACQUIRING FUND"), each a segregated portfolio of assets ("series") thereof (each, a "FUND"). All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of Trust acting on its behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Trust acting on its behalf.

     Trust wishes to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368(a) of the Code ("REGULATIONS"). The reorganization will consist of (1) the transfer of Target's assets to Acquiring Fund in exchange solely for voting shares of beneficial interest in Acquiring Fund ("ACQUIRING FUND SHARES") and Acquiring Fund's assumption of Target's liabilities, (2) the distribution of those shares PRO RATA to the holders of shares of beneficial interest in Target ("TARGET SHARES") in exchange for the Target Shares and in complete liquidation of Target, and (3) Target's termination, all on the terms and conditions set forth herein (such transactions being referred to herein collectively as the "REORGANIZATION").

     Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 ACT"). Before January 1, 1997, Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise. Each Fund is a duly established and designated series of Trust.

     Trust's Amended and Restated Declaration of Trust dated February 19, 1999 ("DECLARATION OF TRUST"), permits Trust to vary its shareholders' investment therein. Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and Nicholas-Applegate Capital Management LLC, the Funds' investment adviser ("ADVISER"), has the authority to buy and sell securities for it.

     Trust's Board of Trustees ("BOARD") (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

     Target has a single class of outstanding shares, designated Class I (I.E., the Target Shares). Acquiring Fund's shares are divided into multiple classes, including Class IV Shares. Only Acquiring Fund's Class IV Shares, which are substantially similar to the Target Shares, are involved in the Reorganization and included in the term "Acquiring Fund Shares."


1.   PLAN OF REORGANIZATION AND TERMINATION

     1.1. Subject to the requisite approval of Target's shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

          (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

          (b) assume all of Target's liabilities described in paragraph 1.3 ("LIABILITIES").

     Such transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2. The Assets shall consist of all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property Target owns at the Valuation Time (as defined in paragraph 2.1).

     1.3. The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time (as defined in paragraph 3.1).

     1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each, a "SHAREHOLDER"), in exchange for their Target Shares. That distribution shall be accomplished by Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.7. Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("SEC"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's share transfer books of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.   VALUATION

     2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("VALUATION TIME"), using the valuation procedures set forth in Trust's then-current prospectus regarding Class I Shares and statement of additional information (collectively, "P/SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

     2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in the P/SAI.

     2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Brown Brothers Harriman & Co., Private Bankers ("CUSTODIAN").

3.   CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at Trust's principal office on or about February 11, 2005, or at such other place and/or on such other date Trust determines. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time Trust determines ("EFFECTIVE TIME"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Trust's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books and a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on Acquiring Fund's books.

4.   CONDITIONS PRECEDENT

     4.1. Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

          4.1.1. At the Effective Time, Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof;

          4.1.2. Target is not in material violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not materially conflict with or violate, Delaware law or any provision of the Declaration of Trust or Trust's By-Laws (collectively, "GOVERNING DOCUMENTS") or of any agreement, instrument, lease, or other undertaking to which Trust, on Target's behalf, is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust, on Target's behalf, is a party or by which it is bound;

          4.1.3. All material contracts and other commitments of or applicable to Target (other than this Plan and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Trust, on Target's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

          4.1.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.5. Target incurred the Liabilities in the ordinary course of its business;

          4.1.6. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time the Board approved this Plan ("APPROVAL TIME") through the Effective Time, Target will invest its assets in a manner that ensures its compliance with those requirements; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.1.7. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

          4.1.8. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

          4.1.9. From the date it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or
     (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and

          4.1.10. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

     4.2. Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before the Effective
Time:

          4.2.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.2.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder (a) at the Effective Time, will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Trust;

          4.2.3. Acquiring Fund is not in material violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not materially conflict with or violate, Delaware law or any provision of the Governing Documents or of any agreement, instrument, lease, or other undertaking to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust, on Acquiring Fund's behalf, is a party or by which it is bound;

          4.2.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.5. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.2.6. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          4.2.7. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.2.8. There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

          4.2.9. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

          4.2.10. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares; and

          4.2.11. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

     4.3. Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

          4.3.1. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of the Target Shares it actually or constructively surrenders in exchange therefor;

          4.3.2. Trust's management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

          4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.3.8. Immediately after the Reorganization, the Shareholders will own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

          4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES");

          4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.8, 4.2.6, and 4.2.10 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

          4.3.11. Trust has called a special meeting of Target's shareholders ("MEETING") to consider and act on this Plan and to take all other action necessary to obtain their approval, to the extent same is required, of the transactions contemplated herein; and such approval has been obtained;

          4.3.12. This Plan has been duly authorized by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to Target's shareholders' approval in accordance with the Governing Documents and applicable law, this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights generally and by general principles of equity (whether applied by a court of law or equity);

          4.3.13. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act, or state securities laws for Trust's adoption and performance of this Plan, except for (a) Trust's filing with the SEC of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus/proxy statement ("PROSPECTUS/PROXY STATEMENT"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.3.14. On the effective date of the Registration Statement, at the time of the Meeting, and at the Effective Time, the Prospectus/Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.3.15. All necessary filings will have been made with the SEC and state securities authorities, and no order or directive will have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby; the Registration Statement will have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof will have been issued, and the SEC will not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby will have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund;

          4.3.16. At the Effective Time, no action, suit, or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby; and

          4.3.17. Trust will have received an opinion of Kirkpatrick & Lockhart LLP ("COUNSEL"), addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on additional representations and warranties in separate letters, if any, addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

               (a) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(D) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (b) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

               (c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

               (d) Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor;

               (e) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

               (f) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

          Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     4.4. At any time before the Effective Time, Trust may waive any of the conditions set forth in this paragraph 4 (other than those set forth in paragraphs 4.3.11, 4.3.15, and 4.3.17) if, in the Board's judgment, such a waiver will not have a material adverse effect on either Fund's shareholders' interests.

5.   TERMINATION AND AMENDMENT OF PLAN

     5.1. The Board may terminate this Plan and abandon the Reorganization at any time before the Effective Time if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

     5.2. The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

6.   MISCELLANEOUS

     6.1. This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware, provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     6.2. Adviser has agreed to, and shall, bear all the Reorganization
Expenses.

     6.3. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Trust (on the Funds' behalf) and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     6.4. Notice is hereby given that this instrument is adopted on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any series of Trust other than the Funds but are only binding on and enforceable against the respective Funds' property. Each Fund, in asserting any rights or claims under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

             NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101


                      PROXY FOR THE MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 10, 2005


       I (we), having received notice of the meeting and the Prospectus/Proxy Statement, appoint Horacio A. Valeiras, Charles H. Field, Jr. and Deborah A. Wussow, and each of them, my (our) attorneys with full power of substitution in them and each of them and in my (our) name(s) to attend the Meeting of Shareholders to be held on February 10, 2005, at 10:00 a.m., Pacific time, at the offices of Nicholas-Applegate Institutional Funds (the "Trust"), 600 West Broadway, San Diego, California 92101, and any adjourned session or sessions thereof, and there to vote and act upon the following matter as more fully described in the accompanying Proxy Statement in respect of all shares of the Fund which I (we) will be entitled to vote or act upon, with all the powers I
(we) would possess if personally present.

       IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

       THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BY THE UNDERSIGNED. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

   NOTE: In signing, please write name(s) exactly as appearing hereon. When signing as attorney, executor, administrator or other fiduciary, please give your full title as such. Joint owners should each sign personally.



---------------------
Signature



---------------------
Signature

___________________________, 200_

Date

   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND SHOULD BE RETURNED AS SOON AS POSSIBLE IN THE ENVELOPE PROVIDED. THE BOARD RECOMMENDS THAT YOU VOTE IN FAVOR OF THE FOLLOWING PROPOSAL:

1. To approve a Plan of Reorganization and Termination under which Nicholas-Applegate U.S. Systematic SMID Growth Fund ("SMID Growth Fund"), a series of the Trust, would acquire all of the assets of Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the "Target"), another series of the Trust, in exchange solely for Class IV Shares of equal value of SMID Growth Fund and SMID Growth

                                       PART B

                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS

               NICHOLAS-APPLEGATE U.S. SYSTEMATIC SMID GROWTH FUND
                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 19, 2005

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization whereby Nicholas-Applegate U.S. Systematic SMID Growth Fund ("SMID Growth Fund") would acquire all the assets of Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the "Target") in exchange solely for Class IV Shares of SMID Growth Fund and the assumption by SMID Growth Fund of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving SMID Growth Fund and the Target being referred to herein as a "Reorganization").

          This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

     (1) The audited financial statements of SMID Growth Fund and the Target (each, a series of Nicholas-Applegate Institutional Funds) included in the Annual Report to Shareholders of Nicholas-Applegate Institutional Funds (the "Trust") for the fiscal year ended March 31, 2004, previously filed on EDGAR, Accession Number 0001003715-04-000202.

     (2) The unaudited financial statements of SMID Growth Fund and the Target included in the Semi-Annual Report to the Shareholders of the Trust for the period ended September 30, 2004, previously filed on EDGAR, Accession Number 0001047469-04-036187.

     (3) The Statement of Additional Information of the Trust, dated July 30, 2004, previously filed on EDGAR, Accession Number 0001047469-04-024872, except for the information contained herein, which has been updated as of January 19, 2005.

     This SAI is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated January 14, 2005 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free (800) 551-8643.

                                TABLE OF CONTENTS

     Additional Information about the U.S. Systematic SMID Growth Fund      B-2

     Financial Statements                                                   B-5

     Pro Forma Financial Statements                                         B-10

                                   APPENDIX B

        ADDITIONAL INFORMATION REGARDING U.S. SYSTEMATIC SMID GROWTH FUND

                               INVESTMENT ADVISER

     Investment decisions for U.S. Systematic SMID Growth Fund ("SMID Growth Fund" or the "Fund") are made by its investment adviser, Nicholas-Applegate, subject to direction by the Board. Nicholas-Applegate continually conducts investment research and supervision for the fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from SMID Growth Fund.

     Founded in 1984, Nicholas-Applegate currently manages approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Nicholas-Applegate's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

                                   SHARE PRICE

     The NAV per SMID Growth Fund Class IV Share is determined each business day at the close of regular trading on the New York Sock Exchange (usually 4 p.m. Eastern time) by dividing the value of the net assets (I.E., the value of the securities it holds, plus any cash or other assets, minus its liabilities, including accrued estimated expenses) attributable to that class by the number of its shares outstanding.

                            PURCHASES AND REDEMPTIONS

     Shares are offered at net asset value without a sales charge. Your financial institution may charge you a fee to execute orders on your behalf. Buy and sell requests are executed at the NAV per share next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. SMID Growth Fund reserves the right to refuse any purchase order.

     The minimum initial investment for opening an account with Class IV Shares is $100,000,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Trust, the Distributor, Nicholas-Applegate and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or at the Distributor's discretion. Nicholas-Applegate may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. SMID Growth Fund may only accept orders for shares in states where it is legally able to offer shares. SMID Growth Fund provides for telephone, mail, or wire redemption of shares. It reserves the right to redeem in-kind, under certain circumstances, by paying the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemption of shares, including how SMID Growth Fund's NAV per share is calculated, is contained in the Pro/SAI.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     SMID Growth Fund generally distributes most or all of its net earnings in the form of dividends and distributes any net capital gains annually to shareholders of record on the distribution record date. Annual dividends and net capital gains are normally distributed in the last calendar quarter. Dividends and other distributions are reinvested in additional shares of the same class of SMID Growth Fund, or paid in cash, as a shareholder has elected. See the Pro/SAI for further information concerning dividends and other distributions.

     After the Reorganization, shareholders of the Target who have elected to reinvest their dividends and/or other distributions therefrom will have dividends and/or other distributions they receive from SMID Growth Fund reinvested in that Fund's shares. Shareholders of a Target who have elected to have their dividends and/or other distributions therefrom in cash will receive dividends and/or other distributions from SMID Growth Fund in cash after the Reorganization, although they may thereafter elect to have those dividends and/or other distributions reinvested in additional SMID Growth Fund shares.

     SMID Growth Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code, which requires, among other things, that it distribute at least 90% of its taxable income. So long as it does so, it will not be required to pay any federal income tax on the amounts it distributes to its shareholders. A 4% nondeductible federal excise tax will be imposed on undistributed amounts if SMID Growth Fund does not meet certain other distribution requirements by the end of each calendar year. SMID Growth Fund anticipates meeting such distribution requirements.

     YOUR ACCOUNT

     TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an individual account in the Fund with Class IV Shares is $100,000,000. Certain omnibus accounts may not combine the assets of the underlying investor in order to satisfy the investment minimums. In addition, the Investment Adviser may take into account the aggregate assets that the shareholder has under management with the Investment Adviser. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor.

ANTI-MONEY LAUNDERING PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information from shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may be rejected and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified within 5 days of the purchase; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. An involuntary redemption may result in an unfavorable tax consequence or loss of principal. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholders share when a shareholder's identity cannot be verified.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.

Securities traded in non-U.S. countries may not take place on all business days of the New York Stock Exchange, and may occur in various non-U.S. markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in a Fund's portfolio. If the methods utilized by Nicholas-Applegate to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.

The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Fund reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid, the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Nicholas-Applegate Institutional Fund of the same share class only if you are eligible to purchase shares of such class.

The Fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase expenses. To protect the interests of other shareholders in the Fund, the Investment Adviser monitors trading activity and the Fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the Investment Adviser, are engaging in market timing. For these purposes, the Fund may consider a shareholder's trading history in the Fund. The Trust may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

REDEMPTIONS IN KIND. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Fund will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Fund are electronically recorded. The Fund does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

     FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in the Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

SEMI-ANNUAL REPORTS AND PROSPECTUSES. The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report and prospectus will be mailed to shareholders having the same residential address on the Trust's records. However, any shareholder may contact the distributor, Nicholas-Applegate Securities, to request that copies of these reports and prospectuses be sent personally to that shareholder.

                        FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Target and the SMID Growth Fund for the fiscal year ended March 31, 2004 have been incorporated herein by reference in reliance upon the reports of PricewaterhouseCoopers LLP, the Target's and SMID Growth Fund' s independent registered public accounting firm, given on their authority as experts in accounting and auditing.

               NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES

Please advise the Target, in care of UMB, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-201, whether other persons are the beneficial owners of Target shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Target shares.

PORTFOLIO HOLDINGS. The Fund provides a complete list of its holdings four times in each fiscal year, at each quarter-end. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission ("SEC") on Form N-Q. Shareholders can look up the Fund's Form N-Q on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942-8090.

DIVIDENDS. The Fund generally distributes most or all of their net earnings in the form of dividends.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (I.E., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions) generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a % maximum of 15%. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing, and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Some dividends paid in January may be taxable as if they had been paid the previous December.

The tax information statement that is mailed to you annually details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will, as required, withhold and pay to the U.S. Treasury 28% of your distributions and, in the latter case, redemption proceeds (regardless of the extent to which gain or loss may be realized). Dividends of net investment income and net short-term capital gains paid to a nonresident non-U.S. shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country. However, withholding tax does not apply to the Fund's distributions of amounts it properly designates as "interest-related dividends" and "short-term capital gain dividends" with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, paid to a shareholder who files a statement (generally, Form W-8BEN) that the beneficial owner of the Fund's shares is a non-U.S. person, with certain exceptions.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than the minimum investment, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance. See "Automatic Share Conversion" below.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established.

     FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Except as otherwise noted, the Financial Highlights have been audited by PricewaterhouseCoopers, LLP with respect to the fiscal year ended March 31, 2004. Please read in conjunction with the Trust's 2004 Annual Report, which is available upon request.

                                             NET ASSET         NET               NET REALIZED    TOTAL FROM
                                              VALUE,       INVESTMENT           AND UNREALIZED   INVESTMENT
                                             BEGINNING  INCOME (LOSS) (2)        GAINS (LOSS)    OPERATIONS
-----------------------------------------------------------------------------------------------------------
U.S. SYSTEMATIC MID CAP GROWTH
   For the period ended 09/30/04 (1)         $   10.39  $            0.10(8)    $        (0.40)  $    (0.30)
   For the year ended 03/31/04                    7.94              (0.03)                2.48         2.45
   For the year ended 03/31/03                   11.40              (0.06)               (3.40)       (3.46)
   For the year ended 03/31/02                   13.60              (0.09)               (2.11)       (2.20)
   For the year ended 03/31/01                   41.51              (0.20)              (19.98)      (20.18)
   For the period 5/7/99 through 3/31/00         19.44              (0.15)               22.22        22.07
   For the period 4/1/99 through 5/7/99 (1)      19.17              (0.01)                0.28         0.27
U.S. SYSTEMATIC SMID GROWTH
   For the period ended 09/30/04 (1)         $    9.89  $           (0.01)      $        (0.39)  $    (0.40)
   2/27/04 (commenced) to 03/31/04               10.00                 --                (0.11)       (0.11)

                                                 DISTRIBUTIONS FROM:
                                             --------------------------
                                                 NET           NET
                                             INVESTMENT     REALIZED          TOTAL
                                               INCOME     CAPITAL GAINS   DISTRIBUTIONS
---------------------------------------------------------------------------------------
U.S. SYSTEMATIC MID CAP GROWTH
   For the period ended 09/30/04 (1)         $       --   $          --   $          --
   For the year ended 03/31/04                       --              --              --
   For the year ended 03/31/03                       --              --              --
   For the year ended 03/31/02                       --              --              --
   For the year ended 03/31/01                       --           (7.73)          (7.73)
   For the period 5/7/99 through 3/31/00             --              --              --
   For the period 4/1/99 through 5/7/99 (1)          --              --              --
U.S. SYSTEMATIC SMID GROWTH
   For the period ended 09/30/04 (1)         $       --   $          --   $          --
   2/27/04 (commenced) to 03/31/04                   --              --              --

                                             NET ASSET
                                              VALUE,      TOTAL
                                              ENDING    RETURN (3)
------------------------------------------------------------------
U.S. SYSTEMATIC MID CAP GROWTH
   For the period ended 09/30/04 (1)         $   10.09       (2.89%)
   For the year ended 03/31/04                   10.39       30.86%
   For the year ended 03/31/03                    7.94      (30.35%)
   For the year ended 03/31/02                   11.40      (16.18%)
   For the year ended 03/31/01                   13.60      (53.95%)
   For the period 5/7/99 through 3/31/00         41.51      113.48%
   For the period 4/1/99 through 5/7/99 (1)      19.44        1.41%
U.S. SYSTEMATIC SMID GROWTH
   For the period ended 09/30/04 (1)         $    9.49       (4.04%)
   2/27/04 (commenced) to 03/31/04                9.89       (1.10%)

                                                                       RATIOS TO AVERAGE NET ASSETS (4)
                                             ----------------------------------------------------------------------------------
                                                                                                  EXPENSES      EXPENSES NET OF
                                                  NET                         EXPENSES             NET OF       REIMBURSEMENT/
                                              INVESTMENT         TOTAL    (REIMBURSEMENTS)/    REIMBURSEMENT/     RECOUPMENT
                                             INCOME (LOSS)     EXPENSES      RECOUPMENT          RECOUPMENT       OFFSET (5)
-------------------------------------------------------------------------------------------------------------------------------
U.S. SYSTEMATIC MID CAP GROWTH
   For the period ended 09/30/04 (1)                 1.89%(10)     1.56%              (0.31%)            1.25%             0.97%
   For the year ended 03/31/04                      (0.28%)        1.12%                 --              1.12%             0.73%
   For the year ended 03/31/03                      (0.72%)        1.22%              (0.20%)            1.02%             1.00%(6)
   For the year ended 03/31/02                      (0.70%)        1.08%              (0.07%)            1.01%             1.01%
   For the year ended 03/31/01                      (0.68%)        1.03%              (0.03%)            1.00%             1.00%
   For the period 5/7/99 through 3/31/00            (0.60%)        1.09%              (0.08%)            1.01%             1.01%
   For the period 4/1/99 through 5/7/99 (1)         (0.70%)        0.99%                 --              0.99%             0.99%
U.S. SYSTEMATIC SMID GROWTH
   For the period ended 09/30/04 (1)                (0.23%)        1.87%              (0.50%)            1.37%             1.15%
   2/27/04 (commenced) to 03/31/04                  (0.43%)        4.39%              (3.04%)            1.35%             1.35%(7)

                                              FUND'S
                                             PORTFOLIO      NET ASSETS,
                                             TURNOVER         ENDING
                                               RATE         (IN 000'S)
-----------------------------------------------------------------------
U.S. SYSTEMATIC MID CAP GROWTH
   For the period ended 09/30/04 (1)               165%     $    11,251
   For the year ended 03/31/04                     245%          29,747
   For the year ended 03/31/03                     206%          42,084
   For the year ended 03/31/02                     154%         110,347
   For the year ended 03/31/01                     186%         113,952
   For the period 5/7/99 through 3/31/00           110%         252,377
   For the period 4/1/99 through 5/7/99 (1)         25%         128,710
U.S. SYSTEMATIC SMID GROWTH
   For the period ended 09/30/04 (1)                61%     $     4,902
   2/27/04 (commenced) to 03/31/04                  14%           5,347

----------
(1)  Unaudited.
(2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.

(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the U.S. Systematic Mid Cap Growth Fund did not exceed 1.00% throughout the year.

(7) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the U.S. Systematic SMID Growth Fund did not exceed 1.33%, for the period 02/24/04 to 03/31/04.
(10) Net Investment Income ratio includes the proceeds of the class action suit for the amount of $90,091.54 representing a three cent per share impact to the fund.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   APPENDIX C

                 MANAGEMENT DISCUSSION AND ANALYSIS OF THE FUNDS

     U.S. SYSTEMATIC SMID GROWTH FUND INSTITUTIONAL SHARES

U.S. SYSTEMATIC SMID GROWTH FUND

   MANAGEMENT TEAM: STACEY R. NUTT, PH.D., Lead Portfolio Manager; TODD N. WOLTER, CFA, Portfolio Manager; CARMA WALLACE, CFA, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Portfolio Specialist.

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Systematic SMID Growth Fund seeks to maximize long-term capital appreciation through investments primarily in stocks of U.S. companies with small-mid (SMID) market capitalizations. Generally, small to mid companies are those within the capitalization range of the Russell 2500 Growth Index, as measured at time of purchase.

   MARKET OVERVIEW: U.S. stock markets were choppy during the six months ended September 30, 2004, with major equity indices finishing the period flat to down. In April, stocks traded lower as investors anticipated that the surging U.S. economy would prompt the Federal Reserve to begin the process of normalizing monetary policy. In May and June, strong economic reports offset concerns about higher rates, sparking a rally that left stocks in positive territory for the second quarter. Equities succumbed to selling pressure in July, amid reports of falling retail sales, declining factory orders and lower-than-expected growth in non-farm payrolls. As the summer progressed, equities reversed course once again. Investors sent most market indices higher in September, despite oil prices touching $50 a barrel.

   While the Fed increased the target funds rate to 1.75% in three separate policy actions, rates remained near 40-year lows. In addition, companies reported strong second-quarter operating results, and the outlook for third- and fourth-quarter profits was generally favorable.

   PERFORMANCE: The Fund lost 4.04% during the six months ended September 30, 2004. This compared favorably to the Russell 2500 Growth Index, which declined 5.48%. The Fund has less than a year's performance.

   PORTFOLIO SPECIFICS: While posting a loss this period, the Fund outperformed its benchmark. Sources of relative strength included holdings in the industrials, energy and materials sectors. In these groups, the Fund benefited from a combination of positive stock selection and above-index exposure. Stock selection in the consumer discretionary sector was also beneficial. On the negative side, technology was the worst-performing sector on a relative basis due to unfavorable issue selection.

   At the individual company level, notably strong performers included Tesoro Petroleum, an oil refiner; Coldwater Creek, a retailer of women's apparel; and Century Aluminum, an aluminum producer. Coventry Health Care, a managed health care provider, also performed exceptionally well. The company reported higher-than-expected second-quarter earnings as revenues surged nearly 20% compared to the second quarter of 2003.
   The Fund was broadly diversified at September 30, 2004. With the exception of an overweight in energy and an underweight in technology, all sector weights were within 5% of the index weights.

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the Russell 2500 Growth Index in both up and down markets.

   Nicholas-Applegate is confident that consistent application of this approach will lead us to companies with strong growth prospects for the Fund.

     U.S.  SYSTEMATIC MID CAP GROWTH FUND INSTITUTIONAL SHARES

U.S. SYSTEMATIC MID CAP GROWTH FUND

   MANAGEMENT TEAM: TODD N. WOLTER, CFA, Portfolio Manager; STACEY R. NUTT, PH.D., Lead Portfolio Manager; CARMA WALLACE, CFA, Investment Analyst; MARK P. ROEMER, Portfolio Specialist

   CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

   GOAL: The U.S. Systematic Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in U.S. securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

   MARKET OVERVIEW: From April 1, 2004 through September 30, 2004, major U.S. stock market indices posted lackluster performance. During the period, the S&P 500 Index dipped 0.18%, the Dow Jones Industrial Average lost 1.71% and the tech-heavy NASDAQ Composite fell 4.87%. A number of headwinds that had been in place most of the year kept buyers on the sidelines, including:

   -  Ongoing geopolitical concerns and conflict in Iraq

   - Higher interest rates, as the Federal Reserve raised the funds target rate by 75 basis points during the period to 1.75%.

   -  Price of crude oil touching $50 a barrel

   In addition, there were signs that economic growth might be moderating. Gains in employment continued but not at the pace seen earlier in the year. The manufacturing sector expanded at a solid clip, but growth showed evidence of peaking.

   All of these influences tended to obscure favorable corporate fundamentals. Second quarter 2004 earnings for companies in the S&P 500 Index grew by 25% year over year, and expectations were for healthy growth in the third and fourth quarters.

   PERFORMANCE: During the six-month period ended September 30, 2004, the Fund posted a 2.89% loss, outperforming the Russell Midcap Growth Index, which fell 3.32%.

   PORTFOLIO SPECIFICS: A number of sectors both helped and hurt performance versus the index. On the negative side, stock selection in the technology sector was the primary detractor, with positions in the semiconductor and electronic equipment industries posting sharp declines. Issue selection among financials and health care companies also hurt relative results.

   On a positive note, holdings among industrial companies benefited relative performance due to an overweight in the sector and strong stock selection. Top-performing names included Terex, a manufacturer of heavy equipment, and Masco, a maker of building and home improvement products. Shares of Terex rose sharply on a strengthening outlook for mining equipment. Masco exceeded second-quarter expectations and raised earnings guidance for the year. Other sources of relative strength were issue selection in the consumer discretionary sector and an overweight in materials, a group that led the broad mid-cap growth market.

   As of September 30, 2004, the Fund remained well diversified across sectors and industries. The largest overweight was in materials, and the largest underweight was in consumer discretionary names.

   MARKET OUTLOOK: Our process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the Russell Midcap Growth Index in both up and down markets. We are confident that our proprietary stock-selection model, in conjunction with our risk-controlled approach to portfolio construction, will produce strong results for shareholders over the long term.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. SYSTEMATIC MID CAP GROWTH FUND CLASS I SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                            ANNUALIZED TOTAL RETURNS
                                  As of 9/30/04

          1 YEAR                    5 YEARS                           10 YEARS
          10.03%                    - 7.14%                             5.85%

                     U.S. SYSTEMATIC MID CAP GROWTH       RUSSELL MID CAP
                          FUND CLASS I SHARES              GROWTH INDEX
9/30/1985                   $    250,000.00               $    250,000.00
10/31/1985                  $    263,066.67                           n/a
11/30/1985                  $    289,075.19                           n/a
12/31/1985                  $    311,844.68                           n/a
1/31/1986                   $    325,056.50               $    254,807.50
2/28/1986                   $    353,130.55               $    277,271.33
3/31/1986                   $    388,396.52               $    293,918.70
4/30/1986                   $    386,014.35               $    297,128.29
5/31/1986                   $    420,047.95               $    315,779.03
6/30/1986                   $    437,507.94               $    320,667.29
7/31/1986                   $    413,911.68               $    295,148.59
8/31/1986                   $    435,669.64               $    308,539.48
9/30/1986                   $    388,689.93               $    282,970.82
10/31/1986                  $    426,535.37               $    300,053.76
11/30/1986                  $    426,862.38               $    302,871.27
12/31/1986                  $    414,298.40               $    293,875.99
1/31/1987                   $    479,743.74               $    334,696.54
2/28/1987                   $    504,626.45               $    359,632.44
3/31/1987                   $    508,798.02               $    364,488.56
4/30/1987                   $    503,489.57               $    355,010.40
5/31/1987                   $    505,637.79               $    357,300.92
6/30/1987                   $    523,217.13               $    371,925.25
7/31/1987                   $    560,975.96               $    388,852.31
8/31/1987                   $    578,628.01               $    404,896.75
9/30/1987                   $    570,276.48               $    395,952.58
10/31/1987                  $    410,751.14               $    287,175.69
11/30/1987                  $    376,686.18               $    267,199.18
12/31/1987                  $    429,183.67               $    301,986.91
1/31/1988                   $    414,233.77               $    305,044.83
2/29/1988                   $    445,494.62               $    330,063.69
3/31/1988                   $    439,955.63               $    331,553.93
4/30/1988                   $    443,944.56               $    333,426.87
5/31/1988                   $    447,747.69               $    327,524.55
6/30/1988                   $    488,925.55               $    352,276.89
7/31/1988                   $    470,867.90               $    338,944.62
8/31/1988                   $    452,959.23               $    326,033.20
9/30/1988                   $    478,445.73               $    338,929.77
10/31/1988                  $    482,735.80               $    336,882.64
11/30/1988                  $    467,079.06               $    328,772.86
12/31/1988                  $    483,551.39               $    341,011.10
1/31/1989                   $    513,031.90               $    361,108.59
2/28/1989                   $    500,496.82               $    358,145.70
3/31/1989                   $    509,489.08               $    362,534.41
4/30/1989                   $    536,525.97               $    383,183.29
5/31/1989                   $    569,665.39               $    403,541.81
6/30/1989                   $    542,074.60               $    398,132.34
7/31/1989                   $    603,744.62               $    429,326.00
8/31/1989                   $    625,700.80               $    445,943.93
9/30/1989                   $    637,943.67               $    445,786.51
10/31/1989                  $    619,358.25               $    427,200.33
11/30/1989                  $    641,324.82               $    437,312.16
12/31/1989                  $    647,588.43               $    448,368.29
1/31/1990                   $    609,035.33               $    406,819.34
2/28/1990                   $    635,690.78               $    415,182.74
3/31/1990                   $    655,820.98               $    432,584.71
4/30/1990                   $    640,452.91               $    420,620.71
5/31/1990                   $    744,313.03               $    463,876.50
6/30/1990                   $    753,889.85               $    469,603.06
7/31/1990                   $    728,383.25               $    454,630.70
8/31/1990                   $    669,141.41               $    401,762.61
9/30/1990                   $    618,532.01               $    374,546.41
10/31/1990                  $    604,532.57               $    367,544.64
11/30/1990                  $    644,411.57               $    406,884.41
12/31/1990                  $    652,316.35               $    425,351.67
1/31/1991                   $    716,025.92               $    457,257.30
2/28/1991                   $    782,807.27               $    497,512.86
3/31/1991                   $    822,078.10               $    523,510.89
4/30/1991                   $    801,991.99               $    518,850.60
5/31/1991                   $    839,658.88               $    545,081.09
6/30/1991                   $    785,304.96               $    515,371.45
7/31/1991                   $    844,961.96               $    541,370.39
8/31/1991                   $    884,985.00               $    558,290.38
9/30/1991                   $    886,371.47               $    557,646.67
10/31/1991                  $    913,819.44               $    570,159.15
11/30/1991                  $    873,763.69               $    551,355.30
12/31/1991                  $  1,014,497.89               $    625,385.77
1/31/1992                   $  1,022,275.71               $    630,952.96
2/29/1992                   $  1,039,006.96               $    632,314.55
3/31/1992                   $    987,749.28               $    606,340.34
4/30/1992                   $    959,664.28               $    594,734.98
5/31/1992                   $    949,651.78               $    595,894.12
6/30/1992                   $    919,326.23               $    578,165.08
7/31/1992                   $    953,770.32               $    603,939.10
8/31/1992                   $    929,226.63               $    596,031.73
9/30/1992                   $    964,692.12               $    609,088.40
10/31/1992                  $  1,019,936.82               $    627,436.58
11/30/1992                  $  1,099,151.91               $    667,083.04
12/31/1992                  $  1,151,984.48               $    679,861.01
1/31/1993                   $  1,184,316.84               $    687,876.58
2/28/1993                   $  1,169,591.84               $    666,697.54
3/31/1993                   $  1,226,044.14               $    686,001.77
4/30/1993                   $  1,194,788.41               $    657,826.99
5/31/1993                   $  1,273,544.56               $    688,869.85
6/30/1993                   $  1,305,239.10               $    686,038.59
7/31/1993                   $  1,319,645.72               $    683,876.20
8/31/1993                   $  1,391,678.78               $    723,633.34
9/30/1993                   $  1,408,006.28               $    732,292.34
10/31/1993                  $  1,405,124.95               $    744,089.57
11/30/1993                  $  1,349,419.38               $    726,779.81
12/31/1993                  $  1,379,769.31               $    755,946.21
1/31/1994                   $  1,402,023.66               $    775,396.71
2/28/1994                   $  1,374,711.51               $    768,729.85
3/31/1994                   $  1,282,659.45               $    732,495.77
4/30/1994                   $  1,292,775.06               $    730,705.55
5/31/1994                   $  1,271,532.28               $    731,775.30
6/30/1994                   $  1,208,815.49               $    700,290.67
7/31/1994                   $  1,230,058.27               $    719,688.72
8/31/1994                   $  1,290,751.94               $    762,617.43
9/30/1994                   $  1,268,497.60               $    750,039.58
10/31/1994                  $  1,284,682.57               $    763,001.02
11/30/1994                  $  1,205,780.81               $    729,350.38
12/31/1994                  $  1,234,649.94               $    739,572.96
1/31/1995                   $  1,211,552.75               $    748,464.10
2/28/1995                   $  1,280,844.33               $    788,290.63
3/31/1995                   $  1,324,938.97               $    819,555.02
4/30/1995                   $  1,350,135.91               $    826,431.09
5/31/1995                   $  1,371,133.36               $    846,805.92
6/30/1995                   $  1,472,970.98               $    885,344.06
7/31/1995                   $  1,591,606.56               $    941,058.76
8/31/1995                   $  1,626,252.35               $    951,363.35
9/30/1995                   $  1,659,848.27               $    972,540.70
10/31/1995                  $  1,642,000.44               $    947,964.60
11/30/1995                  $  1,673,496.61               $    990,329.14
12/31/1995                  $  1,710,915.34               $    990,863.91
1/31/1996                   $  1,729,728.77               $  1,008,362.57
2/29/1996                   $  1,799,449.12               $  1,046,508.93
3/31/1996                   $  1,799,449.12               $  1,054,755.42
4/30/1996                   $  1,916,756.38               $  1,105,710.65
5/31/1996                   $  1,994,223.44               $  1,128,289.26
6/30/1996                   $  1,945,529.86               $  1,094,192.36
7/31/1996                   $  1,798,342.45               $  1,009,250.21
8/31/1996                   $  1,882,449.54               $  1,063,810.27
9/30/1996                   $  2,000,863.48               $  1,131,383.50
10/31/1996                  $  1,974,303.34               $  1,118,112.37
11/30/1996                  $  2,041,311.77               $  1,183,980.37
12/31/1996                  $  1,992,539.17               $  1,164,042.14
1/31/1997                   $  2,075,809.46               $  1,215,551.01
2/28/1997                   $  1,941,387.42               $  1,188,784.58
3/31/1997                   $  1,830,756.88               $  1,121,606.36
4/30/1997                   $  1,833,136.03               $  1,149,074.50
5/31/1997                   $  1,990,160.02               $  1,252,043.07
6/30/1997                   $  2,065,103.28               $  1,286,687.10
7/31/1997                   $  2,275,658.16               $  1,409,848.79
8/31/1997                   $  2,242,350.05               $  1,396,088.66
9/30/1997                   $  2,389,857.42               $  1,466,744.71
10/31/1997                  $  2,249,487.50               $  1,393,304.80
11/30/1997                  $  2,249,940.26               $  1,407,948.44
12/31/1997                  $  2,324,431.52               $  1,426,434.80
1/31/1998                   $  2,266,662.78               $  1,400,744.71
2/28/1998                   $  2,484,055.66               $  1,532,442.72
3/31/1998                   $  2,608,714.51               $  1,596,682.72
4/30/1998                   $  2,578,309.91               $  1,618,365.68
5/31/1998                   $  2,427,807.15               $  1,551,802.29
6/30/1998                   $  2,579,830.14               $  1,595,702.78
7/31/1998                   $  2,467,593.58               $  1,527,342.87
8/31/1998                   $  1,935,212.64               $  1,235,834.21
9/30/1998                   $  2,126,364.25               $  1,329,312.71
10/31/1998                  $  2,180,076.28               $  1,427,190.01
11/30/1998                  $  2,326,994.46               $  1,523,453.97
12/31/1998                  $  2,665,064.26               $  1,681,222.87
1/31/1999                   $  2,938,363.68               $  1,731,625.93
2/28/1999                   $  2,695,079.80               $  1,646,949.42
3/31/1999                   $  3,028,410.30               $  1,738,668.04
4/30/1999                   $  3,148,472.48               $  1,817,899.14
5/31/1999                   $  3,003,134.06               $  1,794,520.95
6/30/1999                   $  3,243,258.40               $  1,919,796.46
7/31/1999                   $  3,194,285.67               $  1,858,670.14
8/31/1999                   $  3,249,577.46               $  1,839,358.56
9/30/1999                   $  3,246,417.93               $  1,823,705.62
10/31/1999                  $  3,630,300.93               $  1,964,714.54
11/30/1999                  $  4,093,172.20               $  2,168,180.38
12/31/1999                  $  5,306,432.04               $  2,543,600.81
1/31/2000                   $  5,336,447.58               $  2,543,092.09
2/29/2000                   $  7,345,909.19               $  3,077,726.34
3/31/2000                   $  6,556,026.48               $  3,080,896.39
4/30/2000                   $  5,608,167.23               $  2,781,833.78
5/31/2000                   $  5,011,015.90               $  2,579,065.92
6/30/2000                   $  5,897,264.30               $  2,852,730.60
7/31/2000                   $  5,573,412.39               $  2,672,095.70
8/31/2000                   $  6,521,271.64               $  3,075,074.45
9/30/2000                   $  6,434,384.54               $  2,924,734.06
10/31/2000                  $  5,537,077.79               $  2,724,565.26
11/30/2000                  $  4,125,683.52               $  2,132,489.99
12/31/2000                  $  4,576,444.42               $  2,244,786.91
1/31/2001                   $  4,498,727.02               $  2,373,009.14
2/28/2001                   $  3,568,338.76               $  1,962,549.75
3/31/2001                   $  3,019,875.99               $  1,681,669.63
4/30/2001                   $  3,483,959.87               $  1,961,987.14
5/31/2001                   $  3,339,627.56               $  1,952,765.80
6/30/2001                   $  3,248,587.18               $  1,953,800.76
7/31/2001                   $  2,884,425.67               $  1,822,036.44
8/31/2001                   $  2,582,438.07               $  1,689,938.80
9/30/2001                   $  2,122,795.18               $  1,410,591.91
10/31/2001                  $  2,342,811.84               $  1,558,845.12
11/30/2001                  $  2,518,245.14               $  1,726,732.74
12/31/2001                  $  2,595,968.75               $  1,792,348.59
1/31/2002                   $  2,504,921.09               $  1,734,097.26
2/28/2002                   $  2,322,825.76               $  1,635,773.95
3/31/2002                   $  2,531,569.19               $  1,760,583.50
4/30/2002                   $  2,418,314.78               $  1,667,448.63
5/31/2002                   $  2,298,398.34               $  1,617,758.66
6/30/2002                   $  2,085,213.57               $  1,439,158.10
7/31/2002                   $  1,869,808.12               $  1,299,271.94
8/31/2002                   $  1,872,028.79               $  1,294,724.49
9/30/2002                   $  1,805,408.55               $  1,191,793.89
10/31/2002                  $  1,860,925.42               $  1,284,157.91
11/30/2002                  $  1,918,662.96               $  1,384,707.48
12/31/2002                  $  1,785,422.48               $  1,301,071.15
1/31/2003                   $  1,763,215.73               $  1,288,320.65
2/28/2003                   $  1,734,346.96               $  1,277,112.26
3/31/2003                   $  1,763,215.73               $  1,300,866.55
4/30/2003                   $  1,834,277.32               $  1,389,455.56
5/31/2003                   $  1,945,311.06               $  1,523,121.19
6/30/2003                   $  1,943,090.38               $  1,544,901.82
7/31/2003                   $  2,003,048.60               $  1,600,054.81
8/31/2003                   $  2,122,965.04               $  1,688,217.83
9/30/2003                   $  2,036,195.79               $  1,655,466.41
10/31/2003                  $  2,224,938.04               $  1,788,897.00
11/30/2003                  $  2,280,450.47               $  1,836,839.44
12/31/2003                  $  2,244,922.52               $  1,856,860.99
1/31/2004                   $  2,295,993.95               $  1,918,137.40
2/29/2004                   $  2,327,080.91               $  1,950,362.11
3/31/2004                   $  2,307,096.43               $  1,946,656.42
4/30/2004                   $  2,198,292.08               $  1,891,760.71
5/31/2004                   $  2,264,906.99               $  1,936,406.26
6/30/2004                   $  2,322,639.91               $  1,967,195.12
7/31/2004                   $  2,198,292.08               $  1,836,770.09
8/30/2004                   $  2,140,559.16               $  1,814,177.82
9/30/2004                   $  2,240,481.52               $  1,882,028.07

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Performance is shown for Class I shares only. Class II-IV shares are new and have no prior performance. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed ING Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell Mid Cap Growth Index measures the performance of those Russell Mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell Mid Cap Index is an unmanaged index generally representative of the smallest 800 stocks in the Russell 1000 Index as ranked by total market capitalization. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

     PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of September 30, 2004. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The third table presents the Statement of Changes in Net Assets (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The forth table presents the Portfolio of Investments (unaudited) for each fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

PRO-FORMA COMBINING THE STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

                                                     U.S. SYSTEMATIC      U.S. SYSTEMATIC
                                                     SMID GROWTH FUND      MID CAP GROWTH                          PRO-FORMA
                                                       PERIOD ENDED         PERIOD ENDED                       COMBINED STATEMENT
                                                    SEPTEMBER 30, 2004   SEPTEMBER 30, 2004   ADJUSTMENTS   OF ASSETS & LIABILITIES
                                                    ------------------   ------------------   -----------   -----------------------
ASSETS
Investments, at value*                              $        4,899,144           11,956,137                     $    16,855,281
Cash                                                            23,258                   --                              23,258
Receivables:
  Investment securities sold                                   131,075              242,494                             373,569
  Capital shares sold                                                                 4,817                               4,817
  Dividends                                                      3,519                5,375                               8,894
   Other recivables                                              4,690               98,869                             103,559
Other assets                                                     1,847                7,906                               9,753
                                                    ------------------   ------------------   -----------       ---------------
    Total assets                                             5,063,533           12,315,598                          17,379,131
                                                    ------------------   ------------------   -----------       ---------------
LIABILITIES
Payables:
  Bank overdraft                                    $               --               68,751                              68,751
  Investments purchased                                        147,372              185,614                             332,986
  Collateral on securities loaned                                   --              753,475                             753,475
  To investment advisor                                            803                3,277         6,900                10,980
Other Liabilites                                                13,289               53,561       (46,315)               20,535
                                                    ------------------   ------------------   -----------       ---------------
    Total Liabilities                                          161,464            1,064,678                           1,186,727
                                                    ------------------   ------------------   -----------       ---------------
NET ASSETS                                                   4,902,069           11,250,920        39,415            16,192,404
                                                    ------------------   ------------------   -----------       ---------------
  *  Investments, at cost                                    4,817,579           11,636,002                          16,453,583
                                                    ------------------   ------------------   -----------       ---------------
 **  Foreign currencies, at cost                                    --                   --                                  --
                                                    ------------------   ------------------   -----------       ---------------
NET ASSETS CONSIST OF:
Paid-in capital                                     $        5,125,120   $       24,938,045                          30,063,165
Undistributed net investment income (loss)                      (5,691)              84,055        39,415                 #REF!
Accumulated net realized gain (loss)
  on investments and foreign currencies                       (298,925)         (14,091,313)                        (14,390,238)
Net unrealized appreciation (depreciation)
  of investments and of other assets and                                                                                     --
  liabilities denominated in foreign currencies                 81,565              320,133                             401,698
                                                    ------------------   ------------------   -----------       ---------------

Net Assets applicable to all shares outstanding     $        4,902,069   $       11,250,920        39,415            16,192,404
                                                    ------------------   ------------------   -----------       ---------------

Institutional Shares outstanding                               516,595            1,114,726        70,478             1,701,799
Net Asset Value - Institutional Share               $             9.49                10.09           .02                  9.51

PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                     U.S. SYSTEMATIC      U.S. SYSTEMATIC
                                                     SMID GROWTH FUND      MID CAP GROWTH                          PRO-FORMA
                                                       PERIOD ENDED         PERIOD ENDED                      COMBINED STATEMENT
                                                    SEPTEMBER 30, 2004   SEPTEMBER 30, 2004   ADJUSTMENTS        OF OPERATIONS
                                                    ------------------   ------------------   -----------   ----------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                    $           23,032   $           80,518            --                  103,550
Interest                                                           179               92,607            --                   92,786
                                                    ------------------   ------------------   -----------   ----------------------
  Total Income                                                  23,211              173,125            --                  196,336
                                                    ------------------   ------------------   -----------   ----------------------
EXPENSES
Advisory fee                                                    17,581               55,257          9210                   82,048 a
Accounting and administration fees                               2,124               15,731         3,008                   20,863 b
Custodian fees                                                   6,819               16,049          (300)                  22,568 c
Transfer agent fees and expenses                                10,185               12,372       (10,027)                  12,530 d
Shareholder servicing fees                                       2,512                7,368        (7,368)                   2,512 e
Administrative services                                          2,512                6,447        (6,447)                   2,512 f
Professional fees                                                  973                7,929            --                    8,902
Shareholder reporting                                              600                5,953            --                    6,553
Registration fees                                                1,961                8,648            --                   10,609
Trustees' fees and expenses                                        168                1,717            --                    1,885
Interest and credit facility fee                                    26                  397            --                      423
Insurance                                                          478                3,241            --                    3,719
Miscellaneous                                                      940                2,229          (800)                   2,369 g
                                                    ------------------   ------------------   -----------   ----------------------
  Total Expenses                                                46,879              143,338       (12,724)                 177,493
Expenses offset                                                 (5,328)             (25,405)                               (30,733)
Expenses reimbursed                                            (12,649)             (28,863)       (2,310)                 (43,822)
                                                    ------------------   ------------------   -----------   ----------------------
  Net Expenses                                                  28,902               89,070       (15,034)                 102,938 h
                                                    ------------------   ------------------   -----------   ----------------------
NET INVESTMENT INCOME (LOSS)                                    (5,691)              84,055        15,034                   93,398
                                                    ------------------   ------------------   -----------   ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain/ (loss) from:
  Securities                                                  (294,700)           4,229,610            --                3,934,910
                                                    ------------------   ------------------   -----------   ----------------------
    Net realized gain (loss)                                  (294,700)           4,229,610            --                3,934,910
                                                    ------------------   ------------------   -----------   ----------------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                   62,202           (4,936,803)           --               (4,874,601)
                                                    ------------------   ------------------   -----------   ----------------------
    Net unrealized appreciation (depreciation)                  62,202           (4,936,803)           --               (4,874,601)
                                                    ------------------   ------------------   -----------   ----------------------
NET GAIN (LOSS) ON INVESTMENTS                                (232,498)            (707,193)           --                 (939,691)
                                                    ------------------   ------------------   -----------   ----------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                  $         (238,189)  $         (623,138)       15,034                 (846,293)
                                                    ==================   ==================   ===========   ======================
  *Foreign taxes withheld                           $               --                   --                                     --
                                                    ------------------   ------------------   -----------   ----------------------
                                                                    --                   --
    Average net assets                                       5,009,418           18,368,675                             23,378,093

    a - Systematic SMID Growth will be the survivor w/ current management fee of
        70 bp vs 60 in Systematic Mid Cap Growth b - Fee would increase by account charge for additional class c - Eliminate duplicate BIDS Worldview fee d - Eliminate duplicate account minimums e - Mid Cap assets into SMID Class IV with 0 shareholder servicing fee f - Mid Cap assets into SMID Class IV with 0 co-administration fee g - Eliminate duplicate CA franchise tax payment h - SMID Class I fee cap is 133 bp; SMID Class IV fee cap is 113 bp

COMBINED STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2004 MARCH 31, 2004

                                                             U.S. SYSTEMATIC SMID GROWTH FUND+   U.S. SYSTEMATIC MID CAP GROWTH FUND
                                                             ---------------------------------   -----------------------------------
                                                              SEPTEMBER 30,                        SEPTEMBER 30,
                                                                  2004             MARCH 31,           2004             MARCH 31,
                                                               (UNAUDITED)           2004           (UNAUDITED)           2004
                                                             --------------     --------------    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               $       (5,691)    $       (1,283)   $       84,055     $     (125,284)
  Net realized gain (loss)                                         (294,700)            (4,225)        4,229,610         10,589,305
  Net unrealized appreciation (depreciation)                         62,202             19,363        (4,936,803)         1,670,436
                                                             --------------     --------------    --------------     --------------
    Net increase (decrease) in net assets from
      investment operations                                        (238,189)            13,855          (623,138)        12,134,457
                                                             --------------     --------------    --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                              11,076          5,333,451           577,011          3,124,845
    Retirement Class                                                     --                 --                --                 41
  Cost of shares redeemed
    Institutional Class                                            (218,124)                --       (18,449,524)       (27,596,227)
    Retirement Class                                                     --                 --                --             (4,185)
                                                             --------------     --------------    --------------     --------------
    Net increase (decrease) in net assets from
      share transactions                                     #     (207,048)         5,333,451       (17,872,513)       (24,475,526)
                                                             --------------     --------------    --------------     --------------
    Net Increase (Decrease) in Net Assets                          (445,237)         5,347,306       (18,495,651)        12,341,069
NET ASSETS
  Beginning                                                       5,347,306                 --        29,746,571         42,087,640
                                                             --------------     --------------    --------------     --------------
  Ending                                                     $    4,902,069     $    5,347,306    $   11,250,920     $   29,746,571
                                                             ==============     ==============    ==============     ==============
Undistributed net investment income (loss), ending           $       (5,691)    $           --    $       84,055     $           --
                                                             ==============     ==============    ==============     ==============
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                         1,194            540,645            58,659            340,353
  Shares redeemed                                                   (24,050)                --        (1,806,842)        (2,777,862)
                                                             --------------     --------------    --------------     --------------
  Net Institutional Share Activity                                  (22,856)           540,645        (1,748,183)        (2,437,509)
                                                             ==============     ==============    ==============     ==============
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                            --                 --                --                  4
  Shares redeemed                                                        --                 --                --               (467)
                                                             --------------     --------------    --------------     --------------
  Net Retirement Share Activity                                          --                 --                --               (463)
                                                             ==============     ==============    ==============     ==============

        Average NAV per Share based on capstock transactions
          (unaudited)                                                  9.06               9.86             10.22              10.04

                                                                                                       COMBINED STATEMENTS OF
                                                                                                        CHANGES IN NET ASSETS
                                                               ADJUSTMENT         ADJUSTMENT      ---------------------------------
                                                              SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,        MARCH 31,
                                                                  2004               2004              2004               2004
                                                               (UNAUDITED)       (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                                             --------------     --------------    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       15,034             24,381            93,398           (102,186)
  Net realized gain (loss)                                                                             3,934,910         10,585,080
  Net unrealized appreciation (depreciation)                                                          (4,874,601)         1,689,799
                                                                                                  --------------     --------------
    Net increase (decrease) in net assets from
      investment operations                                                                             (846,293)        12,172,693
                                                                                                  --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                                                                  588,087          8,458,296
    Retirement Class                                                                                          --                 41
  Cost of shares redeemed
    Institutional Class                                                                              (18,667,648)       (27,596,227)
    Retirement Class                                                                                          --             (4,185)
                                                                                                  --------------     --------------
    Net increase (decrease) in net assets from
      share transactions                                                                             (18,079,561)       (19,142,075)
                                                                                                  --------------     --------------
    Net Increase (Decrease) in Net Assets                                                            (18,925,854)        (6,369,382)
NET ASSETS
  Beginning                                                                                           35,118,258         42,087,640
                                                                                                  --------------     --------------
  Ending                                                                                              16,192,404         35,118,258
                                                                                                  ==============     ==============
Undistributed net investment income (loss), ending                                                       117,779                 --
                                                                                                  ==============     ==============
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                                                             59,853            880,998
  Shares redeemed                                                                                     (1,830,892)        (2,777,862)
                                                                                                  --------------     --------------
  Net Institutional Share Activity                                 (224,761)           (43,543)       (1,995,800)        (1,940,407)
                                                                                                  ==============     ==============
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                                                                 --                  4
  Shares redeemed                                                                                             --               (467)
                                                                                                  --------------     --------------
  Net Retirement Share Activity                                                                               --               (463)
                                                                                                  ==============     ==============

        Average NAV per Share based on capstock transactions                                                9.06               9.86

# Conversion ratio is based on the average price of the Systematic SMID Growth Fund net change in capital share transactions.

+    Commenced operations on 2/27/2004.

PRO FORMA SCHEDULE OF INVESTMENTS OF COMBINED FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                 U.S. SYSTEMATIC MID CAP
                                                                                       GROWTH FUND
                                                                               NUMBER
                                                                              OF SHARES          VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCK  - 96.0%
ADVERTISING SERVICES - 0.3%
    Getty Images, Inc.                                        *

AEROSPACE/DEFENSE-EQUIPMENT - 1.2%
    Goodrich Corp.                                                                  4,500   $        141,120
                                                                                            ----------------

APPAREL MANUFACTURERS - 0.7%
    Coach, Inc.                                               *                     2,800            118,776
                                                                                            ----------------
APPLICATIONS SOFTWARE - 0.4%
    Progress Software Corp.                                   *
    SS&C Technologies, Inc.

AUDIO/VIDEO PRODUCTS - 1.3%
    Harman International Industries, Inc.                                           1,500            161,625
                                                                                            ----------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL - 1.8%
    Advanced Auto Parts, Inc.                                 *                     1,600             55,040
    BorgWarner, Inc.                                          #                     1,800             77,922
    Autoliv, Inc.
    Dana Corp.
    Tenneco Automotive, Inc.                                  *
                                                                                            ----------------
                                                                                                     132,962
                                                                                            ----------------
BROADCAST SERVICES/PROGRAMMING - 0.2%
    World Wrestling Entertainment, Inc.

BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 1.0%
    Masco Corp.                                                                     3,100            107,043
    Vulcan Materials Co.                                      #                     1,200             61,140
                                                                                            ----------------
                                                                                                     168,183
                                                                                            ----------------
BUILDING PRODUCTS-CEMENT/AGGREGATE - 0.6%
    Martin Marietta Materials, Inc.                                                 1,900             86,013
                                                                                            ----------------
BUILDING-MAINTENANCE & SERVICE - 0.2%
    ABM Industries, Inc.

BUILDING-RESIDENTIAL/COMMERCIAL - 0.7%
    Lennar Corp.-Cl. A                                                              2,400            114,240
                                                                                            ----------------
CELLULAR TELECOMMUNICATIONS - 1.4%

    Nextel Partners, Inc. Cl. A                               *
    Western Wireless Corp. Cl. A                              *                     4,900            125,979
                                                                                            ----------------
                                                                                                     125,979
                                                                                            ----------------
CHEMICALS-SPECIALTY - 0.7%
    Ashland, Inc.                                                                   2,000            112,160
                                                                                            ----------------
CIRCUIT BOARDS - 0.2%
    Park Electrochemical Corp.

COMMERCIAL BANKS-CENTRAL US - 0.9%
    Associated Banc Corp.                                                           2,950             94,606
    Corus Bankshares, Inc.
                                                                                            ----------------
                                                                                                      94,606
                                                                                            ----------------
COMMERCIAL BANKS-EASTERN US - 0.8%
    Commerce Bancorp, Inc.                                    #                     2,200            121,440
                                                                                            ----------------
COMMERCIAL BANKS-WESTERN US - 0.2%
    Nara Bancorp, Inc.

COMMERCIAL SERVICES-FINANCE - 1.3%
    ACE Cash Express, Inc.                                    *
    H&R Block, Inc.                                                                 2,300            113,666
    Moody's Corp.                                                                   1,100             80,575
                                                                                            ----------------
                                                                                                     194,241
                                                                                            ----------------
COMPUTER AIDED DESIGN - 0.2%
    Autodesk, Inc.

COMPUTERS-PERIPHERAL EQUIPMENT - 0.7%
    Lexmark Internaitonal, Inc.                               *                     1,400            117,614
                                                                                            ----------------
CONSULTING SERVICES - 0.1%
    Clark, Inc.

DATA PROCESSING/MANAGEMENT - 1.9%
    Fiserv, Inc.                                              *                     2,200             76,692
    The Dun & Bradstreet Corp.                                *                     2,500            146,750
                                                                                            ----------------
                                                                                                     223,442
                                                                                            ----------------
DIAGNOSTIC EQUIPMENT - 0.2%
    Gen-Probe, Inc.                                           *

DIALYSIS CENTERS - 1.0%
    Davita, Inc.                                              *                     3,650            113,698
                                                                                            ----------------
DISPOSABLE MEDICAL PRODUCTS - 1.0%
    C. R. Bard, Inc.                                                                2,800            158,564
                                                                                            ----------------
DISTRIBUTION/WHOLESALE - 0.6%
    Aviall Inc.                                               *
    WW Grainger, Inc.                                                               1,600             92,240
                                                                                            ----------------
                                                                                                      92,240
                                                                                            ----------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
    CIT Group, Inc.                                                                 3,800            142,082

DIVERSIFIED MANUFACTURING OPERATIONS - 2.7%
    ITT Industries, Inc.                                                            1,700            135,983
    Textron, Inc.                                                                   2,700            173,529
    The Brink's Co.                                                                 3,400            102,578
                                                                                            ----------------
                                                                                                     412,090
                                                                                            ----------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 0.6%
    Aramark Corp. Cl. B                                                             4,300            103,802
                                                                                            ----------------
ELECTRIC PRODUCTS-MISCELLANEOUS - 0.1%
    Littlefuse, Inc.

ELECTRONIC COMPONENTS-MISCELLANEOUS - 1.3%
    Sanmina Corp.                                             *                    14,400            101,520
    Solectron Corp.                                                                12,900             63,855
                                                                                            ----------------
                                                                                                     165,375
                                                                                            ----------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS - 3.1%
    Altera Corp.                                              *                     3,900             76,323
    Fairchild Semiconductor International, Inc. Cl. A         *
    International Rectifier Corp.                             *                     3,500            120,050
    LSI Logic Corp.                                           *
    Microchip Technology, Inc.                                *                     4,100            110,044
    PMC - Sierra, Inc.                                        * #                   7,300             64,313
                                                                                            ----------------
                                                                                                     370,730
                                                                                            ----------------
ELECTRONIC CONNECTORS - 0.8%
    Amphenol Corp. Cl. A                                      *                     2,300             78,798
    Thomas & Betts Corp.
                                                                                            ----------------
                                                                                                      78,798
                                                                                            ----------------
ELECTRONIC FORMS - 0.6%
    Adobe Systems, Inc.                                                             2,000             98,940
                                                                                            ----------------
ELECTRONIC MEASURE INSTRUMENTS - 0.6%
    Agilent Technologies, Inc.                                *                     4,700            101,379
                                                                                            ----------------
ELECTRONIC PARTS DISTRIBUTION - 0.8%
    Avnet, Inc.                                               *                     5,400             92,448
                                                                                            ----------------
ENTERPRISE SOFTWARE/SERVICES - 0.5%
    BMC Software, Inc.                                        *                     4,800             75,888
                                                                                            ----------------
ENTERTAINMENT SOFTWARE - 1.0%
    Activision, Inc.                                          *                     8,100            112,347
                                                                                            ----------------
ENVIRON MONITORING&DET - 0.3%
    Mine Safety Appliances Co.

FIDUCIARY BANKS - 1.2%
    Investors Financial Services Corp.                                              2,900            130,877
                                                                                            ----------------
FILTRATION/SEPARATE PRODUCTS - 0.2%
    Clarcor, Inc.

FINANCE-AUTO LOANS - 0.3%
    AmeriCredit Corp.                                         *

FINANCE-INVESTMENT BANKERS/BROKERS - 1.1%
    E*Trade Financial Corp.                                   *                     7,300             83,366
    Friedman, Billings, Ramsey Group
    Jefferies Group, Inc.
                                                                                            ----------------
                                                                                                      83,366
                                                                                            ----------------
FINANCE-MORTGAGE LOAN/BANKER - 0.3%
    CharterMac

FINANCE-OTHER SERVICES - 0.8%
    Chicago Mercantile Exchange                               #                       650            104,845
                                                                                            ----------------
FINANCIAL GUARANTEE INSURANCE - 0.6%
    Ambac Financial Group, Inc.                                                     1,200             95,940
                                                                                            ----------------
FOOD-BAKING - 0.2%
    Flowers Foods, Inc.

FOOD-MISCELLANEOUS/DIVERSIFIED - 0.2%
    Corn Products International, Inc.

FOOD-WHOLESALE/DISTRIBUTION - 0.8%
    Supervalu, Inc.                                                                 3,400             93,670
                                                                                            ----------------
FORESTRY - 1.0%
    Weyerhaeuser Co.                                                                2,400            159,552
                                                                                            ----------------
FUNERAL SERVICES & RELATED ITEMS - 1.3%
    Service Corp. International                               * #                  19,900            123,579
    Stewart Enterprises, Inc. Cl. A                           *
                                                                                            ----------------
                                                                                                     123,579
                                                                                            ----------------
GAS-DISTRIBUTION - 0.2%
    UGI Corp.

HOSPITAL BEDS/EQUIPMENT - 0.2%
    Kinetic Concepts, Inc.                                    *

HOTELS&MOTELS - 0.3%
    Choice Hotels International, Inc. Inc.

HUMAN RESOURCES - 1.7%
    Resources Connection, Inc.                                *
    Heidrick & Struggles Intl                                 *
    Hewitt Associates, Inc.                                   *
    Korn/Ferry International                                  *                     6,400            116,672
                                                                                            ----------------
                                                                                                     116,672
                                                                                            ----------------
IDENTIFICATION SYSTEMS/DEVICES - 0.2%
    Checkpoint Systems, Inc.                                  *

INDUSTRIAL AUTOMATION/ROBOTICS - 0.2%

    Nordson Corp.

INSTRUMENTS-CONTROLS - 0.9%
    Parker-Hannifin Corp.                                     #                     2,100            123,606
    Woodward Governor Co.
                                                                                            ----------------
                                                                                                     123,606
                                                                                            ----------------
INSTRUMENTS-SCIENTIFIC - 1.4%
    PerkinElmer, Inc.                                                               9,000            154,980
                                                                                            ----------------
INTERNET SECURITY - 2.0%
    VeriSign, Inc.                                            *                     3,900             77,532
    CheckFree Corp.                                                                 4,800            132,816
    McAfee, Inc.
                                                                                            ----------------
                                                                                                     210,348
                                                                                            ----------------
INTIMATE APPAREL - 0.3%
    Warnaco Group, Inc.

LEISURE&RECREATIONAL PRODUCTS - 0.3%
    Brunswick Corp.

LIFE/HEALTH INSURANCE - 0.6%
    Lincoln National Corp.                                                          1,900             89,300
                                                                                            ----------------
MACHINERY-CONSTRUCTION&MINING - 1.2%
    Joy Global, Inc.
    Terex Corp.                                               *                     2,900            125,860
                                                                                            ----------------
                                                                                                     125,860
                                                                                            ----------------
MACHINERY-ELECTRICAL - 0.3%
    Regal-Beloit Corp.

MACHINERY-GENERAL INDUSTRY - 0.5%
    Gardner Denver, Inc.                                      *
    Middleby Corp.

MEDICAL INFORMATION SYSTEMS - 0.8%
    IMS Health, Inc.                                                                5,400            129,168
                                                                                            ----------------
MEDICAL INSTRUMENTS - 0.7%
    Abaxis, Inc.                                              *
    Biomet, Inc.                                                                    1,800             84,384
                                                                                            ----------------
                                                                                                      84,384
                                                                                            ----------------
MEDICAL LABS&TESTING SERVICES - 1.1%
    Covance, Inc.                                             * #                   3,000            119,910
                                                                                            ----------------
MEDICAL LASER SYSTEMS - 0.2%
    Lca-Vision, Inc.                                          *

MEDICAL PRODUCTS - 1.1%
    Varian Medical Systems, Inc.                              *                     5,000            172,850
                                                                                            ----------------
MEDICAL-BIOMEDICAL/GENETICS - 0.8%

    Invitrogen Corp.                                          *                     1,700             93,483
                                                                                            ----------------
MEDICAL-DRUGS - 1.2%
    First Horizon Pharmaceutical Corp.                        *
    Celgene Corp.                                             *                     1,400             81,522
    Cephalon, Inc.                                            *
    Sepracor, Inc.                                            *
                                                                                            ----------------
                                                                                                      81,522
                                                                                            ----------------
MEDICAL-HMO - 2.5%
    Coventry Health Care, Inc.                                *                     1,850             98,735
    Humana, Inc.                                              *                     4,700             93,906
    WellChoice, Inc.                                          *                     2,800            104,524
                                                                                            ----------------
                                                                                                     297,165
                                                                                            ----------------
MEDICAL-NURSING HOMES - 0.7%
    Manor Care, Inc.                                          *                     3,600            107,856
                                                                                            ----------------
MEDICAL-HOSPITALS - 0.2%
    Vca Antech, Inc.                                          *

MEDICAL-OUTPATIENT/HOME MEDICAL CARE - 0.2%
    Amedisys, Inc.                                            *

MEDICAL-WHOLESALE DRUG DISTRIBUTORS - 0.4%
    AmeriSource Bergen Corp.                                                        1,300             69,823
                                                                                            ----------------
METAL-ALUMINUM - 0.3%
    Century Aluminum Co.

METAL-COPPER - 0.8%
    Phelps Dodge Corp.                                                                900             82,827
    Southern Peru Copper Corp.
                                                                                            ----------------
                                                                                                      82,827
                                                                                            ----------------
METAL-DIVERSIFIED - 0.6%
    Freeport-McMoran Copper & Gold, Inc. Cl. B                                      2,300             93,150
                                                                                            ----------------
MISCELLANEOUS MANUFACTURING - 0.4%
    Armor Holdings, Inc.                                      *

MULTI-LINE INSURANCE - 0.6%
    CNA Financial Corp.                                                             4,100             98,441
                                                                                            ----------------
MULTIMEDIA - 0.6%
    Gemstar - TV Guide International, Inc.                    *
    Meredith Corp.                                                                  1,400             71,932
                                                                                            ----------------
                                                                                                      71,932
                                                                                            ----------------
NETWORKING PRODUCTS - 0.6%
    Juniper Networks, Inc.                                    *                     4,200             99,120
                                                                                            ----------------
OFFICE FURNISHINGS-ORIGINAL - 1.0%
    HNI Corp.                                                                       2,900            114,782
                                                                                            ----------------
OIL COMPANIES-EXPLORATION & PRODUCTION - 2.5%

    Clayton Williams Energy, Inc.                             *
    Houston Exploration Co.
    Kerr-McGee Corp.                                                                2,100            120,225
    Meridian Resource Corp.
    Plains Exploration & Product Company                      *
    Pogo Producing Co.                                                              2,000             94,900
                                                                                            ----------------
                                                                                                     215,125
                                                                                            ----------------
OIL FIELD MACHINERY & EQUIPMENT - 1.6%
    Universal Compression Holdings, Inc.                      *
    Carbo Ceramics, Inc.
    Grant Prideco, Inc.                                       *                     6,100            124,989
                                                                                            ----------------
                                                                                                     124,989
                                                                                            ----------------
OIL-FIELD SERVICES - 0.9%
    Baker Hughes, Inc.                                                              3,300            144,276
                                                                                            ----------------
OIL REFINING & MARKETING - 0.6%
    Tesoro Petroleum Corp.                                    *
    Giant Industries, Inc.

OPTICAL SUPPLIES - 1.7%
    Ocular Sciences, Inc.                                     *
    Advanced Medical Optics, Inc.                             *
    Bausch & Lomb, Inc.                                                             2,200            146,190
                                                                                            ----------------
                                                                                                     146,190
                                                                                            ----------------
PAPER & RELATED PRODUCTS - 1.7%
    Georgia-Pacific Corp.                                                           3,800            136,610
    Potlatch Corp.
    Temple-Inland, Inc.                                                             1,300             87,295
                                                                                            ----------------
                                                                                                     223,905
                                                                                            ----------------
PROPERTY/CASUALTY INSURANCE - 1.4%
    Berkley Corp.                                                                   3,000            126,480
    Landamerica Financial Group, Inc.
                                                                                            ----------------
                                                                                                     126,480
                                                                                            ----------------
RETAIL-APPAREL/SHOE - 1.1%
    Claires Stores, Inc.                                                            3,000             75,120
    Nordstrom, Inc.                                                                 2,100             80,304
    Stein Mart, Inc.
                                                                                            ----------------
                                                                                                     155,424
                                                                                            ----------------
RETAIL-AUTO PARTS - 0.5%
    Pep Boys                                                                        4,400             61,600
                                                                                            ----------------
RETAIL-COMPUTER EQUIPMENT - 0.7%
    CDW Computer Centers, Inc.                                                      1,900            110,257
                                                                                            ----------------
RETAIL-CATALOG SHOPPING - 0.4%
    Coldwater Creek, Inc.                                     *

RETAIL-CONVENIENCE STORE - 0.9%
    Seven-Eleven, Inc.                                        *                     3,800             75,924
    The Pantry, Inc.                                          *
                                                                                            ----------------
                                                                                                      75,924
                                                                                            ----------------

RETAIL-DISCOUNT - 0.7%
    Dollar General Corp.                                                            5,700            114,855
                                                                                            ----------------
RETAIL-MAJOR DEPARTMENT STORES - 0.8%
    May Deptartment Stores Co.                                                      5,000            128,150
                                                                                            ----------------
RETAIL-REGIONAL DEPARTMENT STORES - 0.6%
    Federated Department Stores, Inc.                         *                     2,300            104,489
                                                                                            ----------------
RETAIL-RESTAURANTS - 1.8%
    Brinker International, Inc.                                                     2,900             90,335
    CKE Restaurants, Inc.                                     *
    Yum! Brands, Inc.                                         *                     3,400            138,244
                                                                                            ----------------
                                                                                                     228,579
                                                                                            ----------------
RUBBER-TIRES - 0.2%
    Goodyear Tire & Rubber Co.

SAVINGS & LOANS/THRIFTS-EASTERN US - 1.3%
    BankAtlantic Bancorp, Inc. Cl. A
    Harbor Florida Bancshares, Inc.
    Hudson City Bancorp, Inc.                                 #                     2,600             92,924
    New York Community Bancorp, Inc.                                                3,100             63,674
                                                                                            ----------------
                                                                                                     156,598
                                                                                            ----------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS - 1.5%
    Atmel Corp.                                               * #                  29,300            106,066
    Cypress Semiconductor Corp.                               *                     7,500             66,300
                                                                                            ----------------
                                                                                                     172,366
                                                                                            ----------------
SEMICONDUCTOR EQUIPMENT - 0.5%
    KLA -Tencor Corp.                                         *                     2,000             82,960
                                                                                            ----------------
STEEL PIPE & TUBE - 0.2%
    Maverick Tube Corp.

STEEL-PRODUCERS - 1.3%
    Reliance Steel & Aluminum Co.
    United States Steel Corp.                                                       4,400            165,528
                                                                                            ----------------
                                                                                                     165,528
                                                                                            ----------------
TELECOMMUNICATIONS EQUIPMENT - 2.6%
    Harris Corp.                                                                    2,800            153,832
    Avaya, Inc.                                               *                     8,700            121,278
    Tellabs, Inc.                                             *                     7,900             72,601
                                                                                            ----------------
                                                                                                     347,711
                                                                                            ----------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS - 0.4%
    Corning, Inc.                                             *                     5,600             62,048
                                                                                            ----------------
THERAPEUTICS - 1.1%
    Imclone Systems, Inc.                                     *                     1,500             79,275
    MGI Pharma, Inc.                                          *                     2,100             56,049
                                                                                            ----------------
                                                                                                     135,324
                                                                                            ----------------
TOOLS-HAND HELD - 0.7%
    The Black & Decker Corp.                                                        1,400            108,416
                                                                                            ----------------

TOYS - 0.7%
    Hasbro, Inc.                                                                    4,500             84,600
                                                                                            ----------------
TRANSPORT-AIR FREIGHT - 0.8%
    CNF, Inc.                                                                       2,200             90,178
                                                                                            ----------------
TRANSPORT-MARINE - 0.2%
    Omi Corp.

TRANSPORT-SERVICES - 0.5%
    Hub Group, Inc. Cl. A                                     *
    Pacer International, Inc.                                 *

WIRE & CABLE PRODUCTS - 0.1%
    Encore Wire Corp.                                         *

TOTAL COMMON STOCK                                                                          ----------------
    (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :  $10,405,627)                                     10,725,762
    (COST U.S..SYSTEMATIC SMID GROWTH FUND :  $4,716,336)

                                                                            PRICIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 8.2%
MONEY MARKET FUND - 4.6%
    Federated Prime Obligated Fund **                                   $         753,475   $        753,475
    (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :  $753,475)                                  ----------------
TIME DEPOSITS - 3.6%
    Brown Brothers Harriman & Co.
      1.30%, 10/01/04
    (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :  $476,900)              $         476,900   $        476,900
    (COST U.S..SYSTEMATIC SMID GROWTH FUND :  $101,243)                                    ----------------

TOTAL INVESTMENTS - 104.3%
    (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :  $11,636,002)                                     11,956,137
    (COST U.S..SYSTEMATIC SMID GROWTH FUND :  $4,817,579)

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3%)                                                      (705,217)
                                                                                            ----------------
NET ASSETS - 100.0%                                                                         $     11,250,920
                                                                                            ================

*    Non-income producing securities.
** All of the security was purchased with cash collateral process from security loans.
#    Part of all of this security is out for loan.
See Accompanying Notes to Financial Statements.

                                                             U.S. SYSTEMATIC SMID GROWTH
                                                                         FUND                ADJUSTMENTS    COMBINED FUNDS PROFORMA
                                                                NUMBER                                        NUMBER
                                                              OF SHARES          VALUE                       OF SHARES     VALUE
                                                            ------------------------------                  -----------------------
COMMON STOCK  - 96.0%

ADVERTISING SERVICES - 0.3%
   Getty Images, Inc.                                 *                900   $      49,770                          900      49,770

AEROSPACE/DEFENSE-EQUIPMENT - 1.2%
   Goodrich Corp.                                                    1,800          56,448                        6,300     197,568
                                                                             -------------                              -----------
APPAREL MANUFACTURERS - 0.7%
   Coach, Inc.                                        *                                                           2,800     118,776
                                                                             -------------                              -----------
APPLICATIONS SOFTWARE - 0.4%
   Progress Software Corp.                            *              1,100          21,890                        1,100      21,890
   SS&C Technologies, Inc.                                           2,200          42,966                        2,200      42,966
                                                                             -------------                              -----------
                                                                                    64,856                                   64,856
                                                                             -------------                              -----------
AUDIO/VIDEO PRODUCTS - 1.3%
   Harman International Industries, Inc.                               400          43,100                        1,900     204,725
                                                                             -------------                              -----------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL - 1.8%
   Advanced Auto Parts, Inc.                          *              1,000          34,400                        2,600      89,440
   BorgWarner, Inc.                                   #                                                           1,800      77,922
   Autoliv, Inc.                                                     1,400          56,560                        1,400      56,560
   Dana Corp.                                                        2,900          51,301                        2,900      51,301
   Tenneco Automotive, Inc.                           *              1,700          22,270                        1,700      22,270
                                                                             -------------                              -----------
                                                                                   164,531                                  297,493
                                                                             -------------                              -----------
BROADCAST SERVICES/PROGRAMMING - 0.2%
   World Wrestling Entertainment, Inc.                               2,000          24,440                        2,000      24,440
                                                                             -------------                              -----------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 1.0%
   Masco Corp.                                                                                                    3,100     107,043
   Vulcan Materials Co.                               #                                                           1,200      61,140
                                                                             -------------                              -----------
                                                                                                                            168,183
                                                                             -------------                              -----------
BUILDING PRODUCTS-CEMENT/AGGREGATE - 0.6%
   Martin Marietta Materials, Inc.                                     400          18,108                        2,300     104,121
                                                                             -------------                              -----------
BUILDING-MAINTENANCE & SERVICE - 0.2%
   ABM Industries, Inc.                                              2,000          40,300                        2,000      40,300
                                                                             -------------                              -----------
BUILDING-RESIDENTIAL/COMMERCIAL - 0.7%
   Lennar Corp.-Cl. A                                                                                             2,400     114,240
                                                                             -------------                              -----------

CELLULAR TELECOMMUNICATIONS - 1.4%
   Nextel Partners, Inc. Cl. A                        *              2,400          39,792                        2,400      39,792
   Western Wireless Corp. Cl. A                       *              2,100          53,991                        7,000     179,970
                                                                             -------------                              -----------
                                                                                    93,783                                  219,762
                                                                             -------------                              -----------
CHEMICALS-SPECIALTY - 0.7%
   Ashland, Inc.                                                                                                  2,000     112,160
                                                                             -------------                              -----------
CIRCUIT BOARDS - 0.2%
   Park Electrochemical Corp.                                        1,300          27,560                        1,300      27,560
                                                                             -------------                              -----------
COMMERCIAL BANKS-CENTRAL US - 0.9%
   Associated Banc Corp.                                                                                          2,950      94,606
   Corus Bankshares, Inc.                                            1,100          47,443                        1,100      47,443
                                                                             -------------                              -----------
                                                                                    47,443                                  142,049
                                                                             -------------                              -----------
COMMERCIAL BANKS-EASTERN US - 0.8%
   Commerce Bancorp, Inc.                             #                                                           2,200     121,440
                                                                             -------------                              -----------
COMMERCIAL BANKS-WESTERN US - 0.2%
   Nara Bancorp, Inc.                                                2,000          40,300                        2,000      40,300
                                                                             -------------                              -----------
COMMERCIAL SERVICES-FINANCE - 1.3%
   ACE Cash Express, Inc.                             *                900          23,436                          900      23,436
   H&R Block, Inc.                                                                                                2,300     113,666
   Moody's Corp.                                                                                                  1,100      80,575
                                                                             -------------                              -----------
                                                                                    23,436                                  217,677
                                                                             -------------                              -----------
COMPUTER AIDED DESIGN - 0.2%
   Autodesk, Inc.                                                      700          34,041                          700      34,041
                                                                             -------------                              -----------
COMPUTERS-PERIPHERAL EQUIPMENT - 0.7%
   Lexmark Internaitonal, Inc.                        *                                                           1,400     117,614
                                                                             -------------                              -----------
CONSULTING SERVICES - 0.1%
   Clark, Inc.                                                       1,100          14,894                        1,100      14,894
                                                                             -------------                              -----------
DATA PROCESSING/MANAGEMENT - 1.9%
   Fiserv, Inc.                                       *                                                           2,200      76,692
   The Dun & Bradstreet Corp.                         *              1,500          88,050                        4,000     234,800
                                                                             -------------                              -----------
                                                                                    88,050                                  311,492
                                                                             -------------                              -----------
DIAGNOSTIC EQUIPMENT - 0.2%
   Gen-Probe, Inc.                                    *                600          23,922                          600      23,922
                                                                             -------------                              -----------
DIALYSIS CENTERS - 1.0%
   Davita, Inc.                                       *              1,850          57,627                        5,500     171,325
                                                                             -------------                              -----------
DISPOSABLE MEDICAL PRODUCTS - 1.0%
   C. R. Bard, Inc.                                                                                               2,800     158,564
                                                                             -------------                              -----------
DISTRIBUTION/WHOLESALE - 0.6%
   Aviall Inc.                                        *                500          10,200                          500      10,200
   WW Grainger, Inc.                                                                                              1,600      92,240
                                                                             -------------                              -----------
                                                                                    10,200                                  102,440
                                                                             -------------                              -----------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
   CIT Group, Inc.                                                                                                3,800     142,082
                                                                             -------------                              -----------

DIVERSIFIED MANUFACTURING OPERATIONS - 2.7%
   ITT Industries, Inc.                                                                                           1,700     135,983
   Textron, Inc.                                                                                                  2,700     173,529
   The Brink's Co.                                                   1,400          42,238                        4,800     144,816
                                                                             -------------                              -----------
                                                                                    42,238                                  454,328
                                                                             -------------                              -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 0.6%
   Aramark Corp. Cl. B                                                                                            4,300     103,802
                                                                             -------------                              -----------
ELECTRIC PRODUCTS-MISCELLANEOUS - 0.1%
   Littlefuse, Inc.                                                    600          20,718                          600      20,718
                                                                             -------------                              -----------
ELECTRONIC COMPONENTS-MISCELLANEOUS - 1.3%
   Sanmina Corp.                                      *              5,500          38,775                       19,900     140,295
   Solectron Corp.                                                                                               12,900      63,855
                                                                             -------------                              -----------
                                                                                    38,775                                  204,150
                                                                             -------------                              -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS - 3.1%
   Altera Corp.                                       *                                                           3,900      76,323
   Fairchild Semiconductor International, Inc. Cl. A  *              2,800          39,676                        2,800      39,676
   International Rectifier Corp.                      *              1,300          44,590                        4,800     164,640
   LSI Logic Corp.                                    *              6,900          29,739                        6,900      29,739
   Microchip Technology, Inc.                         *                                                           4,100     110,044
   PMC - Sierra, Inc.                                 *#             2,900          25,549                       10,200      89,862
                                                                             -------------                              -----------
                                                                                   139,554                                  510,284
                                                                             -------------                              -----------
ELECTRONIC CONNECTORS - 0.8%
   Amphenol Corp. Cl. A                               *                                                           2,300      78,798
   Thomas & Betts Corp.                                              1,800          48,276                        1,800      48,276
                                                                             -------------                              -----------
                                                                                    48,276                                  127,074
                                                                             -------------                              -----------
ELECTRONIC FORMS - 0.6%
   Adobe Systems, Inc.                                                                                            2,000      98,940
                                                                             -------------                              -----------
ELECTRONIC MEASURE INSTRUMENTS - 0.6%
   Agilent Technologies, Inc.                         *                                                           4,700     101,379
                                                                             -------------                              -----------
ELECTRONIC PARTS DISTRIBUTION - 0.8%
   Avnet, Inc.                                        *              2,200          37,664                        7,600     130,112
                                                                             -------------                              -----------
ENTERPRISE SOFTWARE/SERVICES - 0.5%
   BMC Software, Inc.                                 *                                                           4,800      75,888
                                                                             -------------                              -----------
ENTERTAINMENT SOFTWARE - 1.0%
   Activision, Inc.                                   *              3,300          45,771                       11,400     158,118
                                                                             -------------                              -----------
ENVIRON MONITORING&DET - 0.3%
   Mine Safety Appliances Co.                                        1,300          52,936                        1,300      52,936
                                                                             -------------                              -----------
FIDUCIARY BANKS - 1.2%
   Investors Financial Services Corp.                                1,400          63,182                        4,300     194,059
                                                                             -------------                              -----------
FILTRATION/SEPARATE PRODUCTS - 0.2%
   Clarcor, Inc.                                                       500          23,835                          500      23,835
                                                                             -------------                              -----------

FINANCE-AUTO LOANS - 0.3%
   AmeriCredit Corp.                                  *              2,100          43,848                        2,100      43,848
                                                                             -------------                              -----------
FINANCE-INVESTMENT BANKERS/BROKERS - 1.1%
   E*Trade Financial Corp.                            *              2,300          26,266                        9,600     109,632
   Friedman, Billings, Ramsey Group                                  2,200          42,020                        2,200      42,020
   Jefferies Group, Inc.                                               600          20,682                          600      20,682
                                                                             -------------                              -----------
                                                                                    88,968                                  172,334
                                                                             -------------                              -----------
FINANCE-MORTGAGE LOAN/BANKER - 0.3%
   CharterMac                                                        2,100          46,179                        2,100      46,179
                                                                             -------------                              -----------
FINANCE-OTHER SERVICES - 0.8%
   Chicago Mercantile Exchange                        #                200          32,260                          850     137,105
                                                                             -------------                              -----------
FINANCIAL GUARANTEE INSURANCE - 0.6%
   Ambac Financial Group, Inc.                                                                                    1,200      95,940
                                                                             -------------                              -----------
FOOD-BAKING - 0.2%
   Flowers Foods, Inc.                                               1,100          28,435                        1,100      28,435
                                                                             -------------                              -----------
FOOD-MISCELLANEOUS/DIVERSIFIED - 0.2%
   Corn Products International, Inc.                                   800          36,880                          800      36,880
                                                                             -------------                              -----------
FOOD-WHOLESALE/DISTRIBUTION - 0.8%
   Supervalu, Inc.                                                   1,300          35,815                        4,700     129,485
                                                                             -------------                              -----------
FORESTRY - 1.0%
   Weyerhaeuser Co.                                                                                               2,400     159,552
                                                                             -------------                              -----------
FUNERAL SERVICES & RELATED ITEMS - 1.3%
   Service Corp. International                        *#             8,800          54,648                       28,700     178,227
   Stewart Enterprises, Inc. Cl. A                    *              4,800          33,360                        4,800      33,360
                                                                             -------------                              -----------
                                                                                    88,008                                  211,587
                                                                             -------------                              -----------
GAS-DISTRIBUTION - 0.2%
   UGI Corp.                                                           900          33,534                          900      33,534
                                                                             -------------                              -----------
HOSPITAL BEDS/EQUIPMENT - 0.2%
   Kinetic Concepts, Inc.                             *                700          36,785                          700      36,785
                                                                             -------------                              -----------
HOTELS&MOTELS - 0.3%
   Choice Hotels International, Inc. Inc.                              800          46,072                          800      46,072
                                                                             -------------                              -----------
HUMAN RESOURCES - 1.7%
   Resources Connection, Inc.                         *                900          34,002                          900      34,002
   Heidrick & Struggles Intl                          *                900          25,938                          900      25,938
   Hewitt Associates, Inc.                            *              1,200          31,752                        1,200      31,752
   Korn/Ferry International                           *              3,400          61,982                        9,800     178,654
                                                                             -------------                              -----------
                                                                                   153,674                                  270,346
                                                                             -------------                              -----------
IDENTIFICATION SYSTEMS/DEVICES - 0.2%
   Checkpoint Systems, Inc.                           *              1,800          28,026                        1,800      28,026
                                                                             -------------                              -----------

INDUSTRIAL AUTOMATION/ROBOTICS - 0.2%
   Nordson Corp.                                                     1,100          37,763                        1,100      37,763
                                                                             -------------                              -----------
INSTRUMENTS-CONTROLS - 0.9%
   Parker-Hannifin Corp.                              #                                                           2,100     123,606
   Woodward Governor Co.                                               400          26,996                          400      26,996
                                                                             -------------                              -----------
                                                                                    26,996                                  150,602
                                                                             -------------                              -----------
INSTRUMENTS-SCIENTIFIC - 1.4%
   PerkinElmer, Inc.                                                 4,100          70,602                       13,100     225,582
                                                                             -------------                              -----------
INTERNET SECURITY - 2.0%
   VeriSign, Inc.                                     *                900          17,892                        4,800      95,424
   CheckFree Corp.                                                   2,000          55,340                        6,800     188,156
   McAfee, Inc.                                                      1,700          34,170                        1,700      34,170
                                                                             -------------                              -----------
                                                                                   107,402                                  317,750
                                                                             -------------                              -----------
INTIMATE APPAREL - 0.3%
   Warnaco Group, Inc.                                               2,100          46,683                        2,100      46,683
                                                                             -------------                              -----------
LEISURE&RECREATIONAL PRODUCTS - 0.3%
   Brunswick Corp.                                                   1,200          54,912                        1,200      54,912
                                                                             -------------                              -----------
LIFE/HEALTH INSURANCE - 0.6%
   Lincoln National Corp.                                                                                         1,900      89,300
                                                                             -------------                              -----------
MACHINERY-CONSTRUCTION&MINING - 1.2%
   Joy Global, Inc.                                                  1,000          34,380                        1,000      34,380
   Terex Corp.                                        *                600          26,040                        3,500     151,900
                                                                             -------------                              -----------
                                                                                    60,420                                  186,280
                                                                             -------------                              -----------
MACHINERY-ELECTRICAL - 0.3%
   Regal-Beloit Corp.                                                1,700          41,123                        1,700      41,123
                                                                             -------------                              -----------
MACHINERY-GENERAL INDUSTRY - 0.5%
   Gardner Denver, Inc.                               *              1,300          35,841                        1,300      35,841
   Middleby Corp.                                                      800          42,120                          800      42,120
                                                                             -------------                              -----------
                                                                                    77,961                                   77,961
                                                                             -------------                              -----------
MEDICAL INFORMATION SYSTEMS - 0.8%
   IMS Health, Inc.                                                                                               5,400     129,168
                                                                             -------------                              -----------
MEDICAL INSTRUMENTS - 0.7%
   Abaxis, Inc.                                       *              1,700          22,117                        1,700      22,117
   Biomet, Inc.                                                                                                   1,800      84,384
                                                                             -------------                              -----------
                                                                                    22,117                                  106,501
                                                                             -------------                              -----------
MEDICAL LABS&TESTING SERVICES - 1.1%
   Covance, Inc.                                      *#             1,300          51,961                        4,300     171,871
                                                                             -------------                              -----------
MEDICAL LASER SYSTEMS - 0.2%
   Lca-Vision, Inc.                                   *              1,500          38,685                        1,500      38,685
                                                                             -------------                              -----------
MEDICAL PRODUCTS - 1.1%
   Varian Medical Systems, Inc.                       *                                                           5,000     172,850
                                                                             -------------                              -----------

MEDICAL-BIOMEDICAL/GENETICS - 0.8%
   Invitrogen Corp.                                   *                600          32,994                        2,300     126,477
                                                                             -------------                              -----------
MEDICAL-DRUGS - 1.2%
   First Horizon Pharmaceutical Corp.                 *              2,100          42,021                        2,100      42,021
   Celgene Corp.                                      *                                                           1,400      81,522
   Cephalon, Inc.                                     *                800          38,320                          800      38,320
   Sepracor, Inc.                                     *                700          34,146                          700      34,146
                                                                             -------------                              -----------
                                                                                   114,487                                  196,009
                                                                             -------------                              -----------
MEDICAL-HMO - 2.5%
   Coventry Health Care, Inc.                         *#               600          32,022                        2,450     130,757
   Humana, Inc.                                       *              1,900          37,962                        6,600     131,868
   WellChoice, Inc.                                   *                900          33,597                        3,700     138,121
                                                                             -------------                              -----------
                                                                                   103,581                                  400,746
                                                                             -------------                              -----------
MEDICAL-NURSING HOMES - 0.7%
   Manor Care, Inc.                                   *                                                           3,600     107,856
                                                                             -------------                              -----------
MEDICAL-HOSPITALS - 0.2%
   Vca Antech, Inc.                                   *              1,200          24,756                        1,200      24,756

MEDICAL-OUTPATIENT/HOME MEDICAL CARE - 0.2%
   Amedisys, Inc.                                     *              1,300          38,935                        1,300      38,935

MEDICAL-WHOLESALE DRUG DISTRIBUTORS - 0.4%
   AmeriSource Bergen Corp.                                                                                       1,300      69,823
                                                                             -------------                              -----------
METAL-ALUMINUM - 0.3%
   Century Aluminum Co.                                              1,600          44,368                        1,600      44,368

METAL-COPPER - 0.8%
   Phelps Dodge Corp.                                                                                               900      82,827
   Southern Peru Copper Corp.                                          700          36,162                          700      36,162
                                                                             -------------                              -----------
                                                                                    36,162                                  118,989
                                                                             -------------                              -----------
METAL-DIVERSIFIED - 0.6%
   Freeport-McMoran Copper & Gold, Inc. Cl. B                                                                     2,300      93,150
                                                                             -------------                              -----------
MISCELLANEOUS MANUFACTURING - 0.4%
   Armor Holdings, Inc.                               *              1,400          58,254                        1,400      58,254

MULTI-LINE INSURANCE - 0.6%
   CNA Financial Corp.                                                                                            4,100      98,441
                                                                             -------------                              -----------
MULTIMEDIA - 0.6%
   Gemstar - TV Guide International, Inc.             *              5,200          29,380                        5,200      29,380
   Meredith Corp.                                                                                                 1,400      71,932
                                                                             -------------                              -----------
                                                                                    29,380                                  101,312
                                                                             -------------                              -----------
NETWORKING PRODUCTS - 0.6%
   Juniper Networks, Inc.                             *                                                           4,200      99,120
                                                                             -------------                              -----------
OFFICE FURNISHINGS-ORIGINAL - 1.0%
   HNI Corp.                                                         1,300          51,454                        4,200     166,236
                                                                             -------------                              -----------

OIL COMPANIES-EXPLORATION & PRODUCTION - 2.5%
   Clayton Williams Energy, Inc.                      *              1,300          27,859                        1,300      27,859
   Houston Exploration Co.                                           1,000          59,350                        1,000      59,350
   Kerr-McGee Corp.                                                                                               2,100     120,225
   Meridian Resource Corp.                                           4,300          37,969                        4,300      37,969
   Plains Exploration & Product Company               *              1,800          42,948                        1,800      42,948
   Pogo Producing Co.                                                  500          23,725                        2,500     118,625
                                                                             -------------                              -----------
                                                                                   191,851                                  406,976
                                                                             -------------                              -----------
OIL FIELD MACHINERY & EQUIPMENT - 1.6%
   Universal Compression Holdings, Inc.               *              1,200          40,884                        1,200      40,884
   Carbo Ceramics, Inc.                                                500          36,070                          500      36,070
   Grant Prideco, Inc.                                *              2,800          57,372                        8,900     182,361
                                                                             -------------                              -----------
                                                                                   134,326                                  259,315
                                                                             -------------                              -----------
OIL-FIELD SERVICES - 0.9%
   Baker Hughes, Inc.                                                                                             3,300     144,276
                                                                             -------------                              -----------
OIL REFINING & MARKETING - 0.6%
   Tesoro Petroleum Corp.                             *              2,300          67,919                        2,300      67,919
   Giant Industries, Inc.                                            1,200          29,160                        1,200      29,160
                                                                             -------------                              -----------
                                                                                    97,079                                   97,079
                                                                             -------------                              -----------
OPTICAL SUPPLIES - 1.7%
   Ocular Sciences, Inc.                              *              1,100          52,767                        1,100      52,767
   Advanced Medical Optics, Inc.                      *              1,000          39,570                        1,000      39,570
   Bausch & Lomb, Inc.                                                 600          39,870                        2,800     186,060
                                                                             -------------                              -----------
                                                                                   132,207                                  278,397
                                                                             -------------                              -----------
PAPER & RELATED PRODUCTS - 1.7%
   Georgia-Pacific Corp.                                                                                          3,800     136,610
   Potlatch Corp.                                                    1,100          51,491                        1,100      51,491
   Temple-Inland, Inc.                                                                                            1,300      87,295
                                                                             -------------                              -----------
                                                                                    51,491                                  275,396
                                                                             -------------                              -----------
PROPERTY/CASUALTY INSURANCE - 1.4%
   Berkley Corp.                                                     1,700          71,672                        4,700     198,152
   Landamerica Financial Group, Inc.                                   600          27,300                          600      27,300
                                                                             -------------                              -----------
                                                                                    98,972                                  225,452
                                                                             -------------                              -----------
RETAIL-APPAREL/SHOE - 1.1%
   Claires Stores, Inc.                                                                                           3,000      75,120
   Nordstrom, Inc.                                                                                                2,100      80,304
   Stein Mart, Inc.                                                  2,000          30,440                        2,000      30,440
                                                                             -------------                              -----------
                                                                                    30,440                                  185,864
                                                                             -------------                              -----------
RETAIL-AUTO PARTS - 0.5%
   Pep Boys                                                          1,400          19,600                        5,800      81,200
                                                                             -------------                              -----------
RETAIL-COMPUTER EQUIPMENT - 0.7%
   CDW Computer Centers, Inc.                                                                                     1,900     110,257
                                                                             -------------                              -----------
RETAIL-CATALOG SHOPPING - 0.4%
   Coldwater Creek, Inc.                              *              2,750          57,393                        2,750      57,393
                                                                             -------------                              -----------
RETAIL-CONVENIENCE STORE - 0.9%
   Seven-Eleven, Inc.                                 *              1,600          31,968                        5,400     107,892
   The Pantry, Inc.                                   *              1,600          40,272                        1,600      40,272
                                                                             -------------                              -----------
                                                                                    72,240                                  148,164
                                                                             -------------                              -----------

RETAIL-DISCOUNT - 0.7%
   Dollar General Corp.                                                                                           5,700     114,855
                                                                             -------------                              -----------
RETAIL-MAJOR DEPARTMENT STORES - 0.8%
   May Deptartment Stores Co.                                                                                     5,000     128,150
                                                                             -------------                              -----------
RETAIL-REGIONAL DEPARTMENT STORES - 0.6%
   Federated Department Stores, Inc.                  *                                                           2,300     104,489
                                                                             -------------                              -----------
RETAIL-RESTAURANTS - 1.8%
   Brinker International, Inc.                                         900          28,035                        3,800     118,370
   CKE Restaurants, Inc.                              *              2,400          26,520                        2,400      26,520
   Yum! Brands, Inc.                                  *                                                           3,400     138,244
                                                                             -------------                              -----------
                                                                                    54,555                                  283,134
                                                                             -------------                              -----------
RUBBER-TIRES - 0.2%
   Goodyear Tire & Rubber Co.                                        3,000          32,220                        3,000      32,220
                                                                             -------------                              -----------
SAVINGS & LOANS/THRIFTS-EASTERN US - 1.3%
   BankAtlantic Bancorp, Inc. Cl. A                                  1,300          23,816                        1,300      23,816
   Harbor Florida Bancshares, Inc.                                   1,000          31,100                        1,000      31,100
   Hudson City Bancorp, Inc.                          #                                                           2,600      92,924
   New York Community Bancorp, Inc.                                                                               3,100      63,674
                                                                             -------------                              -----------
                                                                                    54,916                                  211,514
                                                                             -------------                              -----------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS - 1.5%
   Atmel Corp.                                        *#            11,900          43,078                       41,200     149,144
   Cypress Semiconductor Corp.                        *              2,800          24,752                       10,300      91,052
                                                                             -------------                              -----------
                                                                                    67,830                                  240,196
                                                                             -------------                              -----------
SEMICONDUCTOR EQUIPMENT - 0.5%
   KLA-Tencor Corp.                                   *                                                           2,000      82,960
                                                                             -------------                              -----------
STEEL PIPE & TUBE - 0.2%
   Maverick Tube Corp.                                               1,100          33,891                        1,100      33,891
                                                                             -------------                              -----------
STEEL-PRODUCERS - 1.3%
   Reliance Steel & Aluminum Co.                                     1,200          47,640                        1,200      47,640
   United States Steel Corp.                                                                                      4,400     165,528
                                                                             -------------                              -----------
                                                                                    47,640                                  213,168
                                                                             -------------                              -----------
TELECOMMUNICATIONS EQUIPMENT - 2.6%
   Harris Corp.                                                        500          27,470                        3,300     181,302
   Avaya, Inc.                                        *                                                           8,700     121,278
   Tellabs, Inc.                                      *              4,400          40,436                       12,300     113,037
                                                                             -------------                              -----------
                                                                                    67,906                                  415,617
                                                                             -------------                              -----------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS - 0.4%
   Corning, Inc.                                      *                                                           5,600      62,048
                                                                             -------------                              -----------
THERAPEUTICS - 1.1%
   Imclone Systems, Inc.                              *                400          21,140                        1,900     100,415
   MGI Pharma, Inc.                                   *              1,100          29,359                        3,200      85,408
                                                                             -------------                              -----------
                                                                                    50,499                                  185,823
                                                                             -------------                              -----------
TOOLS-HAND HELD - 0.7%
   The Black & Decker Corp.                                                                                       1,400     108,416
                                                                             -------------                              -----------

TOYS - 0.7%
   Hasbro, Inc.                                                      1,700          31,960                        6,200     116,560
                                                                             -------------                              -----------
TRANSPORT-AIR FREIGHT - 0.8%
   CNF, Inc.                                                           800          32,792                        3,000     122,970
                                                                             -------------                              -----------
TRANSPORT-MARINE - 0.2%
   Omi Corp.                                                         2,400          38,448                        2,400      38,448
                                                                             -------------                              -----------
TRANSPORT-SERVICES - 0.5%
   Hub Group, Inc. Cl. A                              *              1,500          55,875                        1,500      55,875
   Pacer International, Inc.                          *              1,300          21,320                        1,300      21,320
                                                                             -------------                              -----------
                                                                                    77,195                                   77,195
                                                                             -------------                              -----------
WIRE & CABLE PRODUCTS - 0.1%
   Encore Wire Corp.                                  *              1,300          17,212                        1,300      17,212
                                                                             -------------                              -----------
TOTAL COMMON STOCK
   (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :
     $10,405,627)
                                                                             -------------                              -----------
   (COST U.S..SYSTEMATIC SMID GROWTH FUND :
     $4,716,336)                                                                 4,797,901                               15,523,663

                                                               PRICIPAL                                      PRICIPAL
                                                                AMOUNT          VALUE                          AMOUNT      VALUE
                                                            ------------------------------                  -----------------------
SHORT TERM INVESTMENT - 8.2%
MONEY MARKET FUND - 4.6%
   Federated Prime Obligated Fund **                                                                            753,475     753,475
   (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :                               -------------                              -----------
      $753,475)

TIME DEPOSITS - 3.6%
   Brown Brothers Harriman & Co.
     1.30%, 10/01/04
   (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :
     $476,900)
   (COST U.S..SYSTEMATIC SMID GROWTH FUND :
     $101,243)                                                     101,243   $     101,243
                                                                             -------------
                                                                                                                578,143 $   578,143
                                                                                                                        -----------
TOTAL INVESTMENTS  - 104.3%
   (COST U.S. SYSTEMATIC MID CAP GROWTH FUND :
     $11,636,002)
   (COST U.S..SYSTEMATIC SMID GROWTH FUND :
     $4,817,579)                                                                 4,899,144                               16,855,281

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3%)                                       2,925          #REF!                  (662,877)
                                                                             -------------                              -----------
NET ASSETS - 100.0%                                                          $   4,902,069          #REF!               $16,192,404
                                                                             =============                              ===========

     NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     On November 11, 2004, the Board of Trustees approved the Plan of Reorganization (the "Plan") of the U.S Systematic Mid Cap Growth Fund (the "Fund") and U.S. Systematic SMID Growth Fund, whereby, subject to approval by the shareholders of the Fund, the U.S. Systematic SMID Growth Fund will acquire all of the assets of the Fund subject to the liabilities of such Fund, in exchange for a number of shares of U.S. Systematic SMID Growth Fund Class IV shares equal in value to the net assets of the Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at September 30, 2004. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Funds at September 30, 2004. These statements have been derived from the Funds' respective books and records utilized in calculating daily net assets value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of U.S. Systematic SMID Growth Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)

                                                U.S. SYSTEMATIC
                                                    MID CAP
                                                    GROWTH
ASSETS
Investments, at value*                          $    11,956,136
Foreign currencies, at value**                               --
Cash                                                         --
Receivables:
  Investment securities sold                            242,494
  Capital shares sold                                     4,817
  Dividends                                               5,375
  Foreign taxes receivable                                   --
  Interest                                                   --
  Expense offset and other                               98,870
Other assets                                              7,905
                                                ---------------
    Total assets                                     12,315,597
                                                ---------------
LIABILITIES
Payables:
  Bank overdraft                                $        68,751
  Investments purchased                                 185,614
  Capital shares redeemed                                    --
  Collateral on securities loaned                       753,475
  Distributions fee                                          --
  To investment advisor                                   3,277
Other Liabilities                                        53,560
                                                ---------------
    Total Liabilities                                 1,064,677
                                                ---------------
NET ASSETS                                           11,250,920
                                                ===============
  * Investments, at cost                             11,636,003
                                                ===============
 ** Foreign currencies, at cost                              --
                                                ===============
NET ASSETS CONSIST OF:
Paid-in capital                                 $    24,938,045
Undistributed net investment income (loss)               84,055
Accumulated net realized gain (loss) on
  investments and foreign currencies                (14,091,313)
Net unrealized appreciation (depreciation) of
  investments and of other assets and
  liabilities denominated in foreign currencies         320,133
                                                ---------------
Net Assets applicable to all shares outstanding $    11,250,920
                                                ===============
Net Assets of Class I shares                    $    11,250,920
Net Assets of Class II shares                                --
Net Assets of Class III shares                               --
Net Assets of Class IV shares                                --
Net Assets of Class R shares                                 --
                                                ===============
Class I Shares outstanding                            1,114,726
Class II Shares outstanding                                  --
Class III Shares outstanding                                 --
Class IV Shares outstanding                                  --
Class R Shares outstanding                                   --
                                                ===============
Net Asset Value -- Class I Share                $         10.09
Net Asset Value -- Class II Share               $            --
Net Asset Value -- Class III Share              $            --
Net Asset Value -- Class IV Share               $            --
Net Asset Value -- Class R Share                $            --
                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                 U.S. SYSTEMATIC
                                                   SMID GROWTH
ASSETS
Investments, at value*                           $     4,899,144
Foreign currencies, at value**                                --
Cash                                                      23,258
Receivables:
  Investment securities sold                             131,075
  Capital shares sold                                         --
  Dividends                                                3,519
  Foreign taxes receivable                                    --
  Interest                                                    --
  Expense offset and other                                 4,690
Other assets                                               1,846
                                                 ---------------
    Total assets                                       5,063,532
                                                 ---------------
LIABILITIES
Payables:
  Bank overdraft                                 $            --
  Investments purchased                                  147,372
  Capital shares redeemed                                     --
  Collateral on securities loaned                             --
  Distributions fee                                           --
  To investment advisor                                      803
Other Liabilities                                         13,288
                                                 ---------------
    Total Liabilities                                    161,463
                                                 ---------------
NET ASSETS                                             4,902,069
                                                 ===============
  * Investments, at cost                               4,817,579
                                                 ===============
 ** Foreign currencies, at cost                               --
                                                 ===============
NET ASSETS CONSIST OF:
Paid-in capital                                  $     5,125,120
Undistributed net investment income (loss)                (5,691)
Accumulated net realized gain (loss) on
  investments and foreign currencies                    (298,925)
Net unrealized appreciation (depreciation) of
  investments and of other assets and
  liabilities denominated in foreign currencies           81,565
                                                 ---------------
Net Assets applicable to all shares outstanding  $     4,902,069
                                                 ===============
Net Assets of Class I shares                     $     4,902,069
                                                 ===============
Class I Shares outstanding                               516,595
                                                 ===============
Net Asset Value -- Class I Share                 $          9.49
                                                 ===============

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                 U.S. SYSTEMATIC
                                                     MID CAP
                                                     GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                 $        80,518
Interest                                                  92,607
                                                 ---------------
  Total Income                                           173,125
                                                 ---------------
EXPENSES
Advisory fees                                             55,257
Accounting and administration fees                        15,731
Custodian fees                                            16,049
Transfer agent fees and expenses                          12,372
Shareholder servicing fees                                 7,368
Administrative services fees                               6,447
Professional fees                                          7,929
Shareholder reporting                                      5,953
Registration fees                                          8,648
Trustees' fees and expenses                                1,717
Interest and credit facility fee                             397
Insurance                                                  3,241
Miscellaneous                                              2,229
                                                 ---------------
    Total Expenses                                       143,338
Expense offset                                           (25,405)
Expenses (reimbursed)/recouped                           (28,863)
                                                 ---------------
  Net Expenses                                            89,070
                                                 ---------------
NET INVESTMENT INCOME (LOSS)                              84,055
                                                 ---------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                           4,229,610
  Foreign currency transactions                               --
                                                 ---------------
    Net realized gain (loss)                           4,229,610
                                                 ---------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                         (4,936,803)
  Other assets and liabilities denominated
    in foreign currencies                                     --
                                                 ---------------
    Net unrealized appreciation (depreciation)        (4,936,803)
                                                 ---------------
NET GAIN (LOSS) ON INVESTMENTS                          (707,193)
                                                 ---------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                                     $      (623,138)
                                                 ===============
  * Foreign taxes withheld                       $            --
                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                 U.S. SYSTEMATIC
                                                   SMID GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                 $        23,032
Interest                                                     179
                                                 ---------------
  Total Income                                            23,211
                                                 ---------------
EXPENSES
Advisory fees                                             17,581
Accounting and administration fees                         2,124
Custodian fees                                             6,818
Transfer agent fees and expenses                          10,185
Shareholder servicing fees                                 2,512
Administrative services fees                               2,512
Professional fees                                            973
Shareholder reporting                                        600
Registration fees                                          1,962
Trustees' fees and expenses                                  168
Interest and credit facility fee                              26
Insurance                                                    477
Miscellaneous                                                941
                                                 ---------------
    Total Expenses                                        46,879
Expense offset                                            (5,328)
Expenses (reimbursed)/recouped                           (12,649)
                                                 ---------------
  Net Expenses                                            28,902
                                                 ---------------
NET INVESTMENT INCOME (LOSS)                              (5,691)
                                                 ---------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from:
  Securities                                            (294,700)
  Foreign currency transactions                               --
                                                 ---------------
    Net realized gain (loss)                            (294,700)
                                                 ---------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                             62,202
  Other assets and liabilities denominated
    in foreign currencies                                     --
                                                 ---------------
    Net unrealized appreciation (depreciation)            62,202
                                                 ---------------
NET GAIN (LOSS) ON INVESTMENTS                          (232,498)
                                                 ---------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                                     $      (238,189)
                                                 ===============
  * Foreign taxes withheld                       $            --
                                                 ---------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2004 AND MARCH 31, 2004

                                                  U.S. SYSTEMATIC MID CAP GROWTH          U.S. SYSTEMATIC SMID GROWTH (1)
                                               ----------------------------------------------------------------------------
                                                 SEPTEMBER 30,                          SEPTEMBER 30,
                                                     2004             MARCH 31,              2004              MARCH 31,
                                                  (UNAUDITED)           2004              (UNAUDITED)            2004
                                               ----------------    ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $         84,055    $       (125,284)   $         (5,691)   $         (1,283)
  Net realized gain (loss)                            4,229,610          10,589,305            (294,700)             (4,225)
  Net unrealized appreciation (depreciation)         (4,936,803)          1,670,436              62,202              19,363
                                               ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
     from investment operations                        (623,138)         12,134,457            (238,189)             13,855
                                               ----------------    ----------------    ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Class I                                             577,011           3,124,845              11,076           5,333,451
    Class R                                                  --                  41                  --                  --
  Distributions reinvested
    Class I                                                  --                  --                  --                  --
    Class R                                                  --                  --                  --                  --
  Cost of shares redeemed
    Class I                                         (18,449,524)        (27,596,227)           (218,124)                 --
    Class R                                                  --              (4,185)                 --                  --
                                               ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
     from share transactions                        (17,872,513)        (24,475,526)           (207,048)          5,333,451
                                               ----------------    ----------------    ----------------    ----------------
    Net Increase (Decrease) in Net Assets           (18,495,651)        (12,341,069)           (445,237)          5,347,306
NET ASSETS
  Beginning                                          29,746,571          42,087,640           5,347,306                  --
                                               ----------------    ----------------    ----------------    ----------------
  Ending                                       $     11,250,920    $     29,746,571    $      4,902,069    $      5,347,306
                                               ================    ================    ================    ================
Undistributed net investment income
  (loss), ending                               $         84,055    $             --    $         (5,691)   $             --
                                               ================    ================    ================    ================
CLASS I -- CAPITAL SHARE ACTIVITY
  Shares sold                                            58,659             340,353               1,194             540,645
  Distributions reinvested                                   --                  --                  --                  --
  Shares redeemed                                    (1,806,842)         (2,777,862)            (25,244)                 --
                                               ----------------    ----------------    ----------------    ----------------
  Net Class I Share Activity                         (1,748,183)         (2,437,509)            (24,050)            540,645
                                               ================    ================    ================    ================
CLASS R -- CAPITAL SHARE ACTIVITY
  Shares sold                                                --                   4                  --                  --
  Distributions reinvested                                   --                  --                  --                  --
  Shares redeemed                                            --                (467)                 --                  --
                                               ================    ================    ================    ================
  Net Class R Share Activity                                 --                (463)                 --                  --
                                               ================    ================    ================    ================

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

NOTE A -- ORGANIZATION

   Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of fourteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds have issued Class I shares ("Class I"), five Funds have issued Class II shares ("Class II"), one Fund has issued Class III shares ("Class III"), one Fund has issued Class IV shares ("Class IV") and four Funds have issued Retirement shares ("Class R"). No shares have a sales charge. Class R shares have a distribution fee. All Funds have a shareholder services fee. The U.S. Systematic Mid Cap Growth Fund and U.S. Systematic SMID Growth Funds are covered in this report.

   On April 19, 2004 the names of the U.S. Equity Growth Fund was changed to U.S. Systematic Mid Cap Growth Fund to more changed accurately reflect its investment policies.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

   Equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 p.m. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

   The Funds value long-term debt obligations, including high quality and high yield corporate securities, municipal securities, asset-backed securities, collateralized mortgage obligations and US Government and Agency issues, at the quoted bid price provided by an approved bond pricing service. Convertible securities are normally priced at the mean between the bid and ask prices. Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost. If a fixed income security has a maturity of greater than 60 days, it will be valued at market price.

   Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

   Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FUTURES CONTRACTS

   Each Fund may enter into futures contracts involving non-U.S. currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of non-U.S. currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no such futures contracts at September 30, 2004.

OPTIONS CONTRACTS

   The Funds may: (a) buy call options on non-U.S. currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on non-U.S. currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

   The Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

   In order to generate expense offset credits, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The market value of securities on loan and the related collateral by U.S. Systematic Mid Cap Growth Fund at the period ended September 30, 2004 were $728,562 and $735,475, respectively

CREDIT FACILITY

   The Trust has a $15 million credit facility available to fund temporary or emergency borrowing expiring in January 2005. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2004, the Funds did not borrow against the line of credit.

COMMITMENTS AND CONTINGENCIES

   In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

   Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

   Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Funds custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds expenses. During the period, the credits used to reduce the Funds expenses were:

                              CREDIT       DIRECT     SECURITY
                             INTEREST     BROKERAGE    LENDING
           FUND               OFFSET       OFFSET      OFFSET
           ----              --------     ---------   --------
U.S. Systematic Mid Cap
  Growth                        1,709       16,170       7,526
U.S. Systematic SMID
  Growth                          388        4,940          --

USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- FEDERAL INCOME TAXES

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

   Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

   The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

NOTE D -- TRANSACTIONS WITH AFFILIATES

   The Investment Adviser receives the following annual fees payable monthly based on the average daily net assets of each Fund.

              FUND                          ADVISORY FEE
              ----                          ------------
U.S. Systematic Mid Cap Growth                      0.60%
U.S. Systematic SMID Growth                         0.70%

   Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives the following annual fees payable monthly based on average daily net assets of each Fund.

                                        ADMINISTRATIVE SERVICES FEE
                                        ---------------------------
        FUND                            CLASS I
        ----                            -------
U.S. Systematic Mid Cap Growth             0.07%
U.S. Systematic SMID Growth                0.10%

   Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives the following annual fees payable monthly based on the average daily net assets of each Fund.

                                        SHAREHOLDER SERVICES FEE
                                        ------------------------
        FUND                            CLASS I
        ----                            -------
U.S. Systematic Mid Cap Growth          0.08%
U.S. Systematic SMID Growth             0.10%

   The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses are limited to certain levels through March 31, 2005. The Investment Adviser will recover expense reimbursements paid to the Funds to the extent of the difference between the Funds' actual expenses (exclusive of taxes, interest, and brokerage ) when they fall below the limit in the year such reimbursement is paid.

   The Funds reduce expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

                                     CLASS I
                                     -------
                                     4/1/04
                                       TO
        FUND                         9/30/04
        ----                         -------
U.S. Systematic Mid Cap Growth          1.23%
U.S. Systematic SMID Growth             1.33%

   Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,000 each from the Trust.

NOTE E -- INVESTMENT TRANSACTIONS

   The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2004 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2004, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                                NET
                                                                                GROSS         GROSS          UNREALIZED
                                                                             UNREALIZED     UNREALIZED      APPRECIATION
                                     PURCHASES       SALES      TAX COST    APPRECIATION   DEPRECIATION    (DEPRECIATION)
              FUND                   (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)       (IN 000'S)
              ----                   ----------   ----------   ----------   ------------   ------------    --------------
U.S. Systematic Mid Cap Growth           29,976       48,214       11,636            914           (594)              320
U.S. Systematic SMID Growth               3,002        3,277        4,818            454           (372)               82

   Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the Funds did not have any redemptions-in-kind.

NOTE F -- FINANCIAL INSTRUMENTS

   During the period, the Funds have been party to financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE G -- PROXY VOTING

   The Investment Adviser votes proxies on behalf of the Funds pursuant to written policies and procedures adopted by the Funds. To obtain free information on how your Funds' securities were voted, please call the Funds at 1-800-551-8043. You may also view how the Fund's securities were voted by visiting the Securities & Exchange Commission's website at www.sec.gov.

NOTE H -- PORTFOLIO HOLDINGS

   The Funds provide a complete list of their holdings four times in each fiscal year, at each quarter-end. For the second and fourth quarters, the lists appear in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds' file the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the Funds' Form N-Q on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.

NOTE I -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                           NUMBER OF
                                          TERM OF                                        PORTFOLIOS IN
                          POSITION(S)    OFFICE AND                                      FUND COMPLEX
    NAME, ADDRESS (1)      HELD WITH   LENGTH OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY       OTHER DIRECTORSHIPS
         AND AGE             FUND        SERVED (2)          DURING PAST 5 YEARS            TRUSTEE           HELD BY TRUSTEE
------------------------  -----------  --------------  --------------------------------  -------------  ----------------------------
DISINTERESTED TRUSTEES:

GEORGE F. KEANE (75)      Chairman &   Since August    Investment Consultant and               14       Director, Bramwell Funds
                          Trustee      2004            Director, (since 1994);                          (since 1994); Director,
                                                       President Emeritus and founding                  Longview Oil & Gas (since
                                                       Chief Executive Officer, The                     2000); Director, Security
                                                       Common Fund (1971-1993); and                     Capital U.S. Real Estate
                                                       Endowment Advisors (1987-1999)                   (since 1997); Director, The
                                                       (organizations that provide                      Universal Bond Fund (since
                                                       investment management programs                   1997); Director, Universal
                                                       for colleges and universities) ;                 Stainless & Alloy Products
                                                       Member, Investment Advisory                      Inc. (since 1994); Director,
                                                       Committee, New York State Common                 United Water Services and
                                                       Retirement Fund (since 1985).                    affiliated companies
                                                                                                        (1996-2000); Director, and
                                                                                                        former Chairman of the
                                                                                                        Board, Trigen Energy
                                                                                                        Corporation (1994-2000);
                                                                                                        Trustee, Nicholas-Applegate
                                                                                                        Mutual Funds (1994-1999).

WALTER E. AUCH (83)       Trustee      Since May 1999  Retired; prior thereto, Chairman        14       Trustee, LLBS Funds (since
                                                       and CEO of Chicago Board of                      1994 and Brinson
                                                       Options Exchange (1979-1986);                    Supplementary Trust (since
                                                       Senior Executive Vice President                  1997); Director, Thompson
                                                       PaineWebber, Inc.                                Asset Management Corp
                                                                                                        (1987-1999; Director, Smith
                                                                                                        Barney Trak Fund (since
                                                                                                        1992) and Smith Barney
                                                                                                        Advisors (since 1992);
                                                                                                        Director, PIMCO Advisors L.P
                                                                                                        (since 1994); Director,
                                                                                                        Banyon Realty Trust
                                                                                                        (1988-2002), Banyon Mortgage
                                                                                                        Investment Fund (1989-2002)
                                                                                                        and Banyon Land Fund II
                                                                                                        (since 1988); Director,
                                                                                                        Express America Holdings
                                                                                                        Corp (1992-1999); Director,
                                                                                                        Legend Properties, Inc.
                                                                                                        (1987-1999); Director,
                                                                                                        Senele Group (since 1988);
                                                                                                        Director, Fort Dearborn
                                                                                                        Income Securities, Inc.
                                                                                                        (1987-1995); Trustee,
                                                                                                        Nicholas-Applegate Mutual
                                                                                                        Funds (1994-1999); Director,
                                                                                                        Geotek Industries, Inc.
                                                                                                        (1987-1998).

                                                                                           NUMBER OF
                                          TERM OF                                        PORTFOLIOS IN
                          POSITION(S)    OFFICE AND                                      FUND COMPLEX
    NAME, ADDRESS (1)      HELD WITH   LENGTH OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY       OTHER DIRECTORSHIPS
         AND AGE             FUND        SERVED (2)          DURING PAST 5 YEARS            TRUSTEE           HELD BY TRUSTEE
------------------------  -----------  --------------  --------------------------------  -------------  ----------------------------
DARLENE DEREMER (48)      Trustee      Since May 1999  Managing Director, Putnam Lovell        14       Founding Member and
                                                       NBF Private Equity (Since 2004);                 Director, National Defined
                                                       Managing Director, NewRiver                      Contribution Council (since
                                                       E-Business Advisory Services                     1997); Trustee, Boston
                                                       Division (2000-2003); Prior to,                  Alzheimer's Association
                                                       President and Founder, DeRemer                   (since 1998); Director,
                                                       Associates, a strategic and                      King's Wood Montessori
                                                       marketing consulting firm for                    School (since 1995);
                                                       the financial services industry                  Editorial Board, National
                                                       (1987-2003); Vice President and                  Association of Variable
                                                       Director, Asset Management                       Annuities (since 1997);
                                                       Division, State Street Bank and                  Director, Nicholas-Applegate
                                                       Trust Company, now referred to                   Strategic Opportunities,
                                                       as State Street Global Advisers,                 Ltd. (1994-1997); Trustee,
                                                       (1982-1987); Vice President, T.                  Nicholas-Applegate Mutual
                                                       Rowe Price & Associates                          Funds (1994-1999); Director,
                                                       (1979-1982); Member, Boston Club                 Jurika & Voyles Fund Group
                                                       (since 1998); Member, Financial                  (since 1994-2000); Director,
                                                       Women's Association Advisory                     Nicholas-Applegate Southeast
                                                       Board (since 1995); Founder,                     Asia Fund, Ltd. (since
                                                       Mutual Fund Cafe Website.                        2004).

INTERESTED TRUSTEES:

HORACIO A. VALEIRAS (45)  President &  Since August    Managing Director (Since 2004)          14       Trustee, The Bishops School
                          Trustee      2004            and Chief Investment Officer.                    (Since 2002); Trustee, San
                                                       Nicholas-Applegate Capital                       Diego Rowing Club (Since
                                                       Management, Nicholas-Applegate                   2002).
                                                       Securities (since 2002);
                                                       Managing Director of Morgan
                                                       Stanley Investment Management,
                                                       London (1997-2002); Head of
                                                       International Equity and Asset
                                                       Allocation, Miller Anderson &
                                                       Sherred; Director and Chief of
                                                       International Strategies, Credit
                                                       Suisse First Boston.

OFFICERS:

CHARLES H. FIELD, JR.     Secretary    Since May 2002  General Counsel,                        14       NA
(49)                                                   Nicholas-Applegate Capital
                                                       Management, LLC (since 2004);
                                                       Deputy General Counsel
                                                       (1996-2004).

                                                                                           NUMBER OF
                                          TERM OF                                        PORTFOLIOS IN
                          POSITION(S)    OFFICE AND                                      FUND COMPLEX
    NAME, ADDRESS (1)      HELD WITH   LENGTH OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY       OTHER DIRECTORSHIPS
         AND AGE             FUND        SERVED (2)          DURING PAST 5 YEARS            TRUSTEE           HELD BY TRUSTEE
------------------------  -----------  --------------  --------------------------------  -------------  ----------------------------
C. WILLIAM MAHER (43)     Treasurer    Since May 1999  Managing Director (since 2004)          14       NA
                                                       and Chief Financial Officer,
                                                       Nicholas-Applegate Capital
                                                       Management, Nicholas-Applegate
                                                       Securities, (Since 1998);
                                                       Co-Managing Chief Financial
                                                       Officer Nicholas-Applegate
                                                       Holdings LLC (Since 2001).
                                                       Formerly Chief Financial
                                                       Officer, Mitchell Hutchins Asset
                                                       Management, Inc. (1990-1998).

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                                   APPENDIX D

                             PRINCIPAL SHAREHOLDERS

     As of December 31, 2004, the following shareholders owned of record or beneficially 5% or more of U.S. Systematic SMID Growth Fund.

     Class I Shares

                                                          NUMBER OF                        PERCENTAGE OF THE
             NAME & ADDRESS                               SHARES                           FUND
             -----------------------------------------------------------------------------------------------------
             < Shareholder >                              < >                              < >%
             < Shareholder >                              < >                              < >%
             < Shareholder >                              < >                              < >%

     Class R Shares

                                                          NUMBER OF                        PERCENTAGE OF THE
             NAME & ADDRESS                               SHARES                           FUND
             -----------------------------------------------------------------------------------------------------
             < Shareholder >                              < >                              < >%
             < Shareholder >                              < >                              < >%
             < Shareholder >                              < >                              < >%

                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS
                                     PART C

                                OTHER INFORMATION

Item 15.    INDEMNIFICATION

     Indemnification provisions for officers and trustees of Registrant are set forth in Article V, Section 2 of the Amended and Restated Declaration of Trust, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and trustees will be indemnified to the fullest extent permitted to trustees by laws applicable to a Delaware business trust, subject only to such limitations as may be required by the Investment Management Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, trustees and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its trustees and officers.

ITEM 16.  EXHIBITS.

                  (1)(a)   Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

                     (b) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                     (c) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

                     (d) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                     (e) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit (a)5 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (f) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (2)(a) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

                     (b) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (3)      Not applicable.

                  (4) Plan of Reorganization and Termination by Registrant on behalf of U.S. Systematic Mid Cap Growth Fund and U.S. Systematic SMID Growth Fund - filed herewith.

                  (5) Provisions of instruments defining the rights of holders of securities are continued in Articles VI and VII of Registrants Amended and Restated Declaration of Trust - filed as Exhibit 5 to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (6)(a) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (c) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(3) to Post-Effective Amendment No. 4 on May 25, 2000 and incorporated herein by reference.

                     (d) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d)(4) to
                           Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (e) Proposed Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(5) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (f) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management adding the International Structured and Small Cap Value Funds to the Investment Advisory Agreement--filed as Exhibit (d)(6) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (g) Form of Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement dated January 31, 2001 filed as Exhibit (d)(7) to Post Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                     (h) Form of letter agreement dated November 8, 2002 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement--filed as Exhibit (d)(8) to Post Effective Amendment No. 13 on December 6, 2002 and incorporated herein by reference.

                     (i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement-- filed as Exhibit (d)(9) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (j)  Form of letter agreement between Registrant and
                           Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(10) to Post Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                  (7)(a) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Distribution Agreement between Registrant and Nicholas-Applegate Securities--filed as
                           Exhibit (e)(2) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (c) Form of Agency Trading Agreement--filed as Exhibit (e)(4) to Post-Effective Amendment No. 8 on April 10, 2001 and incorporated herein by reference.

                  (8) Benefit Plan for trustees or officers of Registrant in their capacity as such - none

                  (9)(a) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (e) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--filed as Exhibit (g)(5) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--filed as Exhibit (g)(6) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (g) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(7) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (h) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(8) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (i) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(9) to Post-Effective Amendment #6 on February 14, 2001 and superseded by Exhibit (g)(10)--filed on February 14, 2001 and incorporated herein by reference.

                     (j) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(10) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (k) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(11) to Post-Effective Amendment No. 7 on April 10, 2001 -- filed as Exhibit (g)(11) to Post-Effective Amendment No. 8 on May 30, 2001 and incorporated herein by reference.

                     (l) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(12) to Post-Effective Amendment
                           No. 17 on October 17, 2003 and incorporated herein by reference.

                     (m)   Amendment to the Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co.--filed as Exhibit (g)(13) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                     (n) Amendment to Appendix C to Custodian Services Agreement between Brown Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(14) to Post-Effective Amendment
                           No. 37 on March 17, 2004 and incorporated herein by reference.

                     (o) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between
                           Registrant and Brown Brothers Harriman & Co.
                           adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(15) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated by reference herein.

                     (p)   Amendment to Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(16) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                 (10)(a) Form of Shareholder Servicing Agreement--filed as Exhibit (e)(3) to Post-Effective Amendment
                           No. 8 on April 10, 2001 and incorporated herein by reference.

                     (b) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class R Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) Form of Rule 12b-1 Plan for Class R Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class I, Class II Class III, Class IV, Class V and Class R shares dated February 7, 2003--filed as Exhibit (m)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                     (e)   Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (n) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (f) Amended to Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (n)(1) to Post
                           Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                 (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable--filed herewith.

                 (12) Opinion and consent as to the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement -- to be filed by Amendment within a reasonable time after closing.

                 (13)(a) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (b) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (c) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (d) Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                     (e) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                     (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(7) to Post-Effective Amendment #4 on May 27, 2000 and incorporated herein by reference.

                     (g) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Limitation Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (h) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on
                           June 18, 1999 and incorporated herein by reference.

                     (i) Credit Agreement between Registrant and BankBoston, N.A. dated December 21, 1999--filed as Exhibit (h)(10) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999--filed as Exhibit (h)(11) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                     (k) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (h)(12) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                     (l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(13) to Post-Effective Amendment No. 6 on February 14, 2001 and superseded by Exhibit (h)(17)--filed as Exhibit
                           (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                     (m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding International Structured and Small Cap Value Funds to the Expense Limitation Agreement--filed as Exhibit (h)(14) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (n) Form of letter agreement between Registrant and State Street Bank and Trust Company adding International Structured and Small Cap Value Funds to the Transfer Agency and Service Agreement--filed as Exhibit (h)(16) to Post-Effective Amendment
                           No. 6 filed on February 14, 2001 and incorporated herein by reference.

                     (o) Form of letter agreement between Registrant and Fleet Bank (formerly BankBoston, N.A.) adding International Structured and Small Cap Value Funds to the Credit Agreement dated December 21, 1999--filed as Exhibit (h)(15) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                     (p) Amended Appendix C to the Administration and Fund Accounting Agreement between Registrant and Brown Brothers Harriman & Company dated February 14, 2001 -- filed as Exhibit (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                     (q) Letter Agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital
                           Management amending the Expense Limitation
                           Agreement -- filed as Exhibit (h)(18) to
                           Post-Effective Amendment No. 8 filed on May 30, 2001 and incorporated herein by reference.

                     (r) Letter Agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement Filed as Exhibit (h)(19) to Post-Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                     (s) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement -- filed as Exhibit (h)(20) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                    (t) Amendment to the Administration Services agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(21) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                    (u) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(22) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                    (v) Transfer Agency Agreement dated March 14, 2003 between Registrant and UMB Fund Services, INC.
                           filed as Exhibit (h)(23) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (w) Letter Agreement dated April 1, 2003 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement filed as Exhibit (h)(24) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (x) Amendment to Credit Agreement dated February 28, 2003 between Registrant and Fleet National Bank filed as Exhibit (h)(25) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (y) Securities Lending and Agency Agreement--filed as Exhibit (h)(26) to Post-Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                    (z) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated July 29, 2003 filed as Exhibit (h)(27) to Post-Effective Amendment #16 on July 29, 2003 and incorporated herein by reference.

                   (za) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zb) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zc) Amendment to Appendix C to the Administration and Accounting Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(30) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zd) Fourth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(31) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (ze) Customer Identification Program Addendum to Transfer Agency Agreement--filed as Exhibit
                           (h)(32) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

                   (zf) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(33) to Post-Effective Amendment No. 37 on
                           March 17, 2004 and incorporated herein by reference.

                   (zg) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit (h)(34) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                   (zh) Amendment to Appendix C to the Administration Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(35) to Post-Effective Amendment No. 22 of July 30, 2004 and incorporated herein by reference.

                   (zi) Fifth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(36) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                 (14)      Consent of Independent Auditors

                     (k)   Not Applicable

                 (15)      Financial statements omitted from Part B -- None.

                 (16)(a) Limited Power of Attorney of Trustees--Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

                     (b) Limited Power of Attorney of Walter E. Auch--Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

                     (c) Limited Power of Attorney of John J.P. McDonnell-- filed as Exhibit (p)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (d) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John J.P. McDonnell--filed as Exhibit (p)(3) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                     (e) Limited Power of Attorney of Trustees--filed as Exhibit (p)(4) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

                     (f) Limited Power of Attorney of Trustees dated December 22, 2004 filed herewith.

                 (17)      Additional Exhibits

                  (a) Amended Code of Ethics dated April 2002 -- filed as Exhibit (p)(1) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                  (b) Amended Code of Ethics dated March 2003 filed as Exhibit (o)(1) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

                  (c) Amended Code of Ethics dated January 31, 2004 filed as Exhibit (o)(2) to Post-Effective Amendment No. 37 on March 17, 2004 and incorporated herein by reference.

                  (d)      Form of Proxy Card -- filed herewith.

Item 17.    UNDERTAKINGS

   (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters with a reasonable time after closing.

                                 Exhibit Index

(4)   Form of Plan of Reorganization and Termination

(11)  Opinion of Counsel

(14)  Consent of Independent Auditors

(16)  Limited Power of Attorney of Trustees dated December 22, 2004.

(17)  Form of Proxy card

                                     NOTICE

     A copy of the Declaration of Trust of Nicholas-Applegate Institutional Funds (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Diego and the State of California on this 22nd day of December, 2004.

                                      Nicholas-Applegate Institutional Funds

                                      By: /s/

                                      -----------------------------------------
                                      Horacio A. Valeiras, President

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in their capacities and on December 22, 2004.

George F. Keane*
Trustee and Chairman of the Board


/s/ Horacio A. Valeiras
-----------------------------------------
Horacio A. Valeiras
Trustee and President


/s/ C. William Maher
-----------------------------------------
C. William Maher
Principal Financial and Accounting Officer


/s/ Charles H. Field, Jr.
-----------------------------------------
Charles H. Field, Jr.
Secretary



-----------------------------------------
Walter E. Auch*
Trustee



-----------------------------------------
Darlene DeRemer*
Trustee


/s/ Charles H. Field, Jr.
-----------------------------------------
By Charles H. Field, Jr.
*Attorney In Fact